AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 28, 2002

                                                     REGISTRATION NOS. 333-53836
                                                                   AND 811-10213
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

--------------------------------------------------------------------------------
                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

                           PRE-EFFECTIVE AMENDMENT NO.          [_]

                         POST-EFFECTIVE AMENDMENT NO. 2         [X]

                                       AND

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940       [X]

                                 AMENDMENT NO. 3


                       CONSECO VARIABLE ANNUITY ACCOUNT I
                           (EXACT NAME OF REGISTRANT)

                       CONSECO VARIABLE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                         11815 NORTH PENNSYLVANIA STREET
                              CARMEL, INDIANA 46032
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                  DEPOSITOR'S TELEPHONE NUMBER: (317) 817-6100

                                 DAVID K. HERZOG
             EXECUTIVE VICE PRESIDENT, GENERAL COUNSEL AND SECRETARY
                       CONSECO VARIABLE INSURANCE COMPANY
                         11815 NORTH PENNSYLVANIA STREET
                              CARMEL, INDIANA 46032
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                          MARY JANE WILSON-BILIK, ESQ.
                         SUTHERLAND ASBILL & BRENNAN LLP
                         1275 PENNSYLVANIA AVENUE, N.W.
                           WASHINGTON, D.C. 20004-2415

It is proposed that this filing will become effective:
[_] immediately upon filing pursuant to paragraph (b) of Rule 485
[_] on (date) pursuant to paragraph (b) of Rule 485
[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[X] on May 1, 2002 pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

|_| this Post-Effective Amendment designates a new effective date for a new effective date for a previously filed Post-Effective Amendment

 Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium Variable deferred annuity contracts

              Individual Flexible Premium Deferred Annuity Contract
                                    issued by
                       Conseco Variable Annuity Account I
                                       and
                       Conseco Variable Insurance Company


   This prospectus describes the individual flexible premium deferred annuity contract, fixed and variable accounts (Contract) offered by Conseco Variable Insurance Company (we, us, our). This contract provides for the accumulation of contract values and subsequent annuity payments on a fixed basis, a variable basis or a combination of both.

   The annuity Contract has 59 investment options which include a fixed account and 58 investment portfolios listed below. You can put your money in the fixed account and/or investment portfolios. Your investments in the portfolios are not guaranteed. You could lose your money. Currently, you can invest in up to 15 investment options at the same time. In certain states, your contract may not offer a fixed account option. Money you direct into the fixed account earns interest at a rate guaranteed by us.

THE ALGER AMERICAN FUND
MANAGED BY FRED ALGER MANAGEMENT, INC.
     o  Alger American Growth Portfolio
     o  Alger American Leveraged AllCap Portfolio
     o  Alger American MidCap Growth Portfolio
     o  Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
     o  VP Income & Growth Fund
     o  VP International Fund
     o  VP Value Fund

BERGER INSTITUTIONAL PRODUCTS TRUST
MANAGED BY BERGER LLC
     o  Berger IPT--Growth Fund
     o  Berger IPT--Large Cap Growth Fund
     o  Berger IPT--Small Company Growth Fund

MANAGED BY BBOI WORLDWIDE LLC
     o  Berger IPT--International Fund

CONSECO SERIES TRUST
MANAGED BY CONSECO CAPITAL MANAGEMENT, INC.
     o  Balanced Portfolio
     o  Conseco 20 Focus Portfolio
     o  Equity Portfolio
     o  Fixed Income Portfolio
     o  Government Securities Portfolio
     o  High Yield Portfolio
     o  Money Market Portfolio


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
FUND, INC. (INITIAL SHARES)
MANAGED BY THE DREYFUS CORPORATION
SUB-ADVISED BY NCM CAPITAL MANAGEMENT GROUP, INC.

DREYFUS STOCK INDEX FUND (INITIAL SHARES)
MANAGED BY THE DREYFUS CORPORATION AND MELLON EQUITY ASSOCIATES


DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF")(INITIAL SHARES)
MANAGED BY THE DREYFUS CORPORATION
     o  Dreyfus VIF--Disciplined Stock Portfolio
     o  Dreyfus VIF--International Value Portfolio

FEDERATED INSURANCE SERIES
MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY
     o  Federated High Income Bond Fund II
     o  Federated Utility Fund II

MANAGED BY FEDERATED GLOBAL INVESTMENT
MANAGEMENT CORP.
     o  Federated International Equity Fund II
     o  Federated International Small Company Fund II

FIRST AMERICAN INSURANCE PORTFOLIOS
MANAGED BY U.S. BANCORP PIPER JAFFRAY ASSET MANAGEMENT
     o  First American Large Cap Growth Portfolio
     o  First American Mid Cap Growth Portfolio

================================================================================
--------------------------------------------------------------------------------
   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESCO VARIABLE INVESTMENT FUNDS, INC.
MANAGED BY INVESCO FUNDS GROUP, INC.
     o  INVESCO VIF--Equity Income Fund
     o  INVESCO VIF--Financial Services Fund
     o  INVESCO VIF--Health Sciences Fund
     o  INVESCO VIF--High Yield Fund
     o  INVESCO VIF--Real Estate Opportunity Fund
     o  INVESCO VIF--Technology Fund
     o  INVESCO VIF--Telecommunications Fund

JANUS ASPEN SERIES (INSTITUTIONAL SHARES)
MANAGED BY JANUS CAPITAL CORPORATION
     o  Aggressive Growth Portfolio
     o  Growth Portfolio
     o  Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
MANAGED BY LAZARD ASSET MANAGEMENT
     o  Lazard Retirement Equity Portfolio
     o  Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
MANAGED BY LORD, ABBETT & CO.
     o  Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
MANAGED BY NEUBERGER BERMAN MANAGEMENT INC.
     o  Limited Maturity Bond Portfolio
     o  Midcap Growth Portfolio
     o  Partners Portfolio

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.
     o  Pioneer Equity-Income VCT Portfolio
     o  Pioneer Europe VCT Portfolio
     o  Pioneer Fund VCT Portfolio

RYDEX VARIABLE TRUST
MANAGED BY RYDEX GLOBAL ADVISORS
     o  Nova Fund
     o  OTC Fund
     o  U.S. Government Money Market Fund

SELIGMAN PORTFOLIOS, INC.
MANAGED BY J. & W. SELIGMAN & CO. INCORPORATED
     o  Seligman Communications and Information Portfolio (Class 2 Shares)
     o  Seligman Global Technology Portfolio (Class 2 Shares)

STRONG OPPORTUNITY FUND II, INC.
ADVISED BY STRONG CAPITAL MANAGEMENT, INC.
     o  Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.
ADVISED BY STRONG CAPITAL MANAGEMENT, INC.
     o  Strong Mid Cap Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST
MANAGED BY VAN ECK ASSOCIATES CORPORATION
     o  Worldwide Bond Fund
     o  Worldwide Emerging Markets Fund
     o  Worldwide Hard Assets Fund
     o  Worldwide Real Estate Fund


     Please read this prospectus before investing. You should keep it for future reference. It contains important information about the contract.


     To learn more about the contract, you can obtain a copy of our Statement of Additional Information (SAI) dated May 1, 2002. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on page __ of this prospectus. For a free copy of the SAI, call us at (800) ________ or write us at our administrative office: 11815 North Pennsylvania Street, Carmel, Indiana 46032-4555.

THE CONTRACTS:
o  ARE NOT BANK DEPOSITS
o  ARE NOT FEDERALLY INSURED
o  ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
o  ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL

May 1, 2002

CONSECO VARIABLE INSURANCE COMPANY

2002 Account I
VARIABLE ANNUITY
================================================================================


TABLE OF CONTENTS
                                                                            PAGE


Index of Special Terms.........................................................5
Highlights.....................................................................6
Fee Table......................................................................7
The Company...................................................................23
The Conseco Advantage Strategy Annuity Contract...............................23
Purchase......................................................................23
  Purchase Payments...........................................................23
  Allocation of Purchase Payments.............................................23
  Free Look...................................................................23
Investment Options............................................................24
  Investment Portfolios.......................................................24
  The Fixed Account...........................................................25
  The General Account.........................................................25
  Voting Rights...............................................................25
  Substitution................................................................25
  Transfers...................................................................25
  Dollar Cost Averaging Program...............................................26
  Rebalancing Program.........................................................27
  Asset Allocation Program....................................................27
  Sweep Program...............................................................27
Expenses......................................................................28
  Insurance Charges...........................................................28
  Earnings Protection Additional Death Benefit Rider..........................28
  Contract Maintenance Charge.................................................28
  Contingent Deferred Sales Charge............................................28
  Reduction or Elimination of the Contingent Deferred Sales Charge............29
  Transfer Fee................................................................30
  Premium Taxes...............................................................30
  Income Taxes................................................................30
  Investment Portfolio Expenses...............................................30
Contract Value................................................................30
  Accumulation Units..........................................................30
Access to Your Money..........................................................31
  Systematic Withdrawal Program...............................................31
  Suspension of Payments or Transfers.........................................31
Death Benefit.................................................................31
  Upon Your Death During the Accumulation Period..............................31
  Death Benefit Amount During the Accumulation Period.........................31
  Optional Guaranteed Minimum Death Benefit...................................32
  Earnings Protection Additional Death Benefit................................32
  Base Death Benefit:.........................................................32
  Optional Death Benefit:.....................................................32
  Eligible Gain:..............................................................32
  Equivalency Withdrawal:.....................................................32
  Optional Coverage Percentage:...............................................32
  Contract Gain:..............................................................32
  Optional Gain:..............................................................33

================================================================================


Termination...................................................................33
  Payment of the Death Benefit During the Accumulation Period.................33
  Death of Contract Owner During the Annuity Period...........................33
  Death of Annuitant..........................................................33
Annuity Payments (The Annuity Period).........................................34
  Annuity Payment Amount......................................................34
  Optional Guaranteed Minimum Income Benefit..................................34
  Annuity Options.............................................................35
Taxes.........................................................................35
  Annuity Contracts in General................................................35
  Qualified and Non-Qualified Contracts.......................................36
  Withdrawals--Non-Qualified Contracts........................................36
  Withdrawals--Qualified Contracts............................................36
  Withdrawals--Tax-Sheltered Annuities........................................36
  Death Benefits..............................................................37
  Diversification.............................................................37
  Investor Control............................................................37
Performance...................................................................37
Other Information.............................................................38
  The Separate Account........................................................38
  Distributor.................................................................38
  Ownership...................................................................38
  Beneficiary.................................................................38
  Assignment..................................................................38
  Internal Appeal Procedures..................................................38
  Appeal of Final Decision....................................................38
  Dispute Resolution Procedures...............................................39
  Financial Statements........................................................39
APPENDIX A--PARTICIPATING INVESTMENT PROGRAMS.................................40
APPENDIX B--ACCUMULATION UNIT VALUES..........................................47
APPENDIX C--EARNINGS PROTECTION ADDITIONAL DEATH BENEFIT RIDER EXAMPLES.......65

CONSECO VARIABLE INSURANCE COMPANY

2002 Account I
VARIABLE ANNUITY
================================================================================

INDEX OF SPECIAL TERMS


Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need additional explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                                                            PAGE


Accumulation Period...........................................................
Accumulation Unit.............................................................
Annuitant.....................................................................
Annuity Date..................................................................
Annuity Options...............................................................
Annuity Payments..............................................................
Annuity Period................................................................
Annuity Unit..................................................................
Beneficiary...................................................................
Contract......................................................................
Investment Portfolios.........................................................
Joint Owner...................................................................
Non-Qualified.................................................................
Owner.........................................................................
Purchase Payment..............................................................
Qualified.....................................................................
Tax-Deferral..................................................................

================================================================================

HIGHLIGHTS

     The variable annuity contract that we are offering is a contract between you (the owner) and us (the insurance company). The contract provides a way for you to invest on a tax-deferred basis in the sub-accounts (also referred to as investment portfolios) of Conseco Variable Annuity Account I (Separate Account) and the fixed account. The fixed account may not be available in your state. The contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes.

     The contract offers a guaranteed minimum death benefit option and a guaranteed minimum income benefit option. If you elect the Guaranteed Minimum Income Benefit option, you must also elect the Guaranteed Minimum Death Benefit Option. These options guarantee minimum death benefit and annuity payment amounts. There is an additional charge for these options. These options may not be available in your state.


     We also offer an optional rider which we call the Earning Protection Additional Death Benefit (OEPBO) Rider. The EPB Rider is designed to provide additional death benefits to help defray federal and state taxes. This optional rider may be added for an additional charge. The EPB may not be available in your state.


     All deferred annuity contracts, like the contract, have two periods: the accumulation period and the annuity period. During the accumulation period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the accumulation period, we may assess a charge of up to 7% of each purchase payment withdrawn. In addition, if your Contract value is less than $50,000 and you make a complete withdrawal, a $30 contract maintenance charge will be assessed. The annuity period occurs when you begin receiving regular annuity payments from your contract.

     You can choose to receive annuity payments on a variable basis, on a fixed basis or a combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolios you select for the annuity period. If you choose fixed payments, the amount of the fixed annuity payments are constant for the entire annuity period.

     FREE LOOK. If you cancel the contract within 10 days after receiving it (or whatever longer time period is required in your state), we will cancel the contract without assessing a contingent deferred sales charge. You will receive whatever your contract is worth on the day we receive your request for cancellation. This may be more or less than your original payment. We will return your original payment if required by law.


     TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out during the accumulation period, earnings come out first and are taxed as ordinary income. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the annuity period are considered partly a return of your original investment. The part of each payment that is a return of your investment is not taxable as income.


     INQUIRIES. If you need more information, please contact us at:


     Conseco Variable Insurance Company
     11815 North Pennsylvania Street
     Carmel, Indiana 46032
     (800) _______

CONSECO VARIABLE INSURANCE COMPANY

2002 Account I
VARIABLE ANNUITY
================================================================================


FEE TABLE

     The purpose of the Fee Table is to show you the various contract expenses you will pay directly or indirectly. The Fee Table reflects expenses of the Separate Account as well as the investment portfolios.

OWNER TRANSACTION EXPENSES:
CONTINGENT DEFERRED SALES CHARGE: (AS A PERCENTAGE OF PURCHASE PAYMENTS) (SEE NOTE 1 ON PAGE 10)

     No. of Contract Years from              Contingent Deferred
     Receipt of Purchase Payment            Sales Charge Percent
     0-1....................................................  7%
     2......................................................  7%
     3......................................................  6%
     4......................................................  5%
     5......................................................  4%
     6......................................................  3%
     7......................................................  2%
     8 and more.............................................  0%


TRANSFER FEE: (SEE NOTE 2 ON PAGE 10)  No charge for one transfer in each 30 day period during the accumulation period.
                                       Thereafter, we may charge a fee of $25
                                       per transfer. We will not charge for the two transfers allowed each contract year during the annuity period.

CONTRACT MAINTENANCE CHARGE:           $30 per contract per year (this charge
(SEE NOTE 3 ON PAGE 10)                can be increased to $60 per contract
                                       per year)

SEPARATE ACCOUNT ANNUAL EXPENSES: (SEE NOTE 4 ON PAGE 10)
(AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)


                                                INSURANCE CHARGES
                                                (COMPRISED OF THE
                                                  MORTALITY AND        TOTAL
                                                  EXPENSE RISK       SEPARATE
                                                   CHARGE AND         ACCOUNT
                                                 ADMINISTRATIVE       ANNUAL
                                                     CHARGE)         EXPENSES
Standard contract (current charge)                    1.40%            1.40%
Standard contract (maximum charge)                    1.65%            1.65%
Contract with guaranteed minimum
  death benefit (current charge)                      1.70%            1.70%
Contract with guaranteed minimum
  death benefit (maximum charge)                      2.15%            2.15%
Contract with guaranteed minimum
  death benefit and guaranteed minimum
  income benefit (current charge)                     2.00%            2.00%
Contract with guaranteed minimum
  death benefit and guaranteed minimum
  income benefit (maximum charge)                     2.65%            2.65%



EARNINGS PROTECTION ADDITIONAL DEATH BENEFIT RIDER
(SEE NOTES 5 & 6 ON PAGE 10)

FOR BASE BENEFIT:........................ 0.25% of Contract Value as of the
                                          Contract Anniversary date

FOR OPTIONAL BENEFIT (CURRENT CHARGE):... 0.01% of Contract Value as of the
                                          Contract Anniversary date for each 1%
                                          of optional coverage elected

================================================================================

FOR OPTIONAL BENEFIT (MAXIMUM CHARGE):... 0.02% of Contract Value as of the
                                          Contract Anniversary date for each 1%
                                          of optional coverage elected.

CONSECO VARIABLE INSURANCE COMPANY

2002 Account I
VARIABLE ANNUITY
================================================================================


ANNUAL FUND EXPENSES:
(as a percentage of the average daily net assets of a portfolio)


                                                                                                                   TOTAL ANNUAL
                                                                                                 OTHER EXPENSES      PORTFOLIO
                                                                                                 (AFTER EXPENSE      EXPENSES
                                                                                                 REIMBURSEMENT,   (AFTER EXPENSE
                                                                                                     IF ANY,      REIMBURSEMENT,
                                                                             MANAGEMENT    12B-1   FOR CERTAIN      IF ANY, FOR
                                                                                FEES       FEES    PORTFOLIOS)  CERTAIN PORTFOLIOS)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio..........................................
Alger American Leveraged AllCap Portfolio................................
Alger American Mid Cap Growth Portfolio..................................
Alger American Small Capitalization Portfolio............................

-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (4)
-----------------------------------------------------------------------------------------------------------------------------------
VP Income & Growth Fund..................................................
VP International Fund....................................................
VP Value Fund............................................................

-----------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST (5)
-----------------------------------------------------------------------------------------------------------------------------------
Berger IPT--Growth Fund...................................................
Berger IPT--International Fund............................................
Berger IPT--Large Cap Growth Fund.........................................
Berger IPT--Small Company Growth Fund.....................................

-----------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST (1) (2) (3)
-----------------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio.......................................................
Conseco 20 Focus Portfolio...............................................
Equity Portfolio.........................................................
Fixed Income Portfolio...................................................
Government Securities Portfolio..........................................
High Yield Portfolio.....................................................
Money Market Portfolio...................................................

-----------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares) (6)..
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND (Initial Shares) (6)............................
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND (Initial Shares) (6)
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Disciplined Stock Portfolio..................................
Dreyfus VIF International Value Portfolio................................

-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES (7)
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II.......................................
Federated International Equity Fund II...................................
Federated International Small Company Fund II............................
Federated Utility Fund II................................................

-----------------------------------------------------------------------------------------------------------------------------------
FIRST AMERICAN INSURANCE PORTFOLIOS (8)
-----------------------------------------------------------------------------------------------------------------------------------
First American Large Cap Growth Portfolio................................
First American Mid Cap Growth Portfolio..................................

===================================================================================================================================
                                                                                                                   TOTAL ANNUAL
                                                                                                 OTHER EXPENSES      PORTFOLIO
                                                                                                 (AFTER EXPENSE      EXPENSES
                                                                                                 REIMBURSEMENT,   (AFTER EXPENSE
                                                                                                     IF ANY,      REIMBURSEMENT,
                                                                             MANAGEMENT    12B-1   FOR CERTAIN      IF ANY, FOR
                                                                                FEES       FEES    PORTFOLIOS)  CERTAIN PORTFOLIOS)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC. (9)
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF--Equity Income Fund...........................................
INVESCO VIF--Financial Services Fund......................................
INVESCO VIF--Health Sciences Fund.........................................
INVESCO VIF--High Yield Fund..............................................
INVESCO VIF--Real Estate Opportunity Fund.................................
INVESCO VIF--Technology Fund..............................................
INVESCO VIF--Telecommunications Fund......................................

-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES (INSTITUTIONAL SHARES) (10)
-----------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth Portfolio..............................................
Growth Portfolio.........................................................
Worldwide Growth Portfolio...............................................

-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC. (11)
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Equity Portfolio.......................................
Lazard Retirement Small Cap Portfolio ...................................

-----------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio .............................................

-----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Limited Maturity Bond Portfolio..........................................
Midcap Growth Portfolio..................................................
Partners Portfolio.......................................................

-----------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
-----------------------------------------------------------------------------------------------------------------------------------
Pioneer Equity-Income VCT Portfolio......................................
Pioneer Europe VCT Portfolio (12)........................................
Pioneer Fund VCT Portfolio...............................................

-----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------------------
OTC Fund.................................................................
Nova Fund................................................................
U.S. Government Money Market Fund........................................

-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC. (Class 2 Shares) (13)
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Communications and Information Portfolio (Class 2 Shares) ......
Seligman Global Technology Portfolio (Class 2 Shares) ...................

-----------------------------------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II, INC. (14)
-----------------------------------------------------------------------------------------------------------------------------------
Opportunity Fund II......................................................

-----------------------------------------------------------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC. (15)
-----------------------------------------------------------------------------------------------------------------------------------
Strong Mid Cap Growth Fund II............................................

-----------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST (16)
-----------------------------------------------------------------------------------------------------------------------------------
Worldwide Bond Fund .....................................................
Worldwide Emerging Markets Fund .........................................
Worldwide Hard Assets Fund ..............................................
Worldwide Real Estate Fund ..............................................

CONSECO VARIABLE INSURANCE COMPANY

2002 Account I
VARIABLE ANNUITY
================================================================================

================================================================================

EXPLANATION OF FEE TABLE

     (1) The Adviser, Conseco Capital Management, Inc., and the Administrator, Conseco Services, LLC, have contractually agreed to waive a portion of their fees and/or pay a portion of the Portfolio's expenses through 4/30/02 to ensure that total annual operating expenses do not exceed: 1.15% for the Conseco 20 Focus and High Yield Portfolios; 1.10% for the Equity and Balanced Portfolios; 0.95% for the Fixed Income and Government Securities Portfolio; and 0.45% for the Money Market Portfolio.


     (2) Conseco Capital Management, Inc., in order to meet the expense limitations above, has waived its management fees in excess of the annual rate set forth above. Absent such waivers, the management fees would be ___% for the Conseco 20 Focus and High Yield Portfolios; ___% for the Equity and Balanced Portfolios; and ___% for the Fixed Income, Government Securities and Money Market Portfolios.


     (3) Expense information has been restated to reflect the new 12b-1 Distribution Fees.

     (4) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as the fund's assets increase.


     (5) The Funds' investment advisers have agreed to waive their advisory fee and reimburse the Funds for additional expenses to the extent that normal operating expenses in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, of the Berger IPT--Large Cap Growth Fund exceed 1.00%, the normal operating expenses in any fiscal year of the Berger IPT--Small Company Growth Fund exceeds 1.15% of the Fund's average daily net assets. Absent the waiver and reimbursement, Other Expenses for the Berger IPT--Large Cap Growth Fund and the Berger IPT--Small Company Growth Fund would have been ___% and ___%, respectively, and their Total Annual Portfolio Expenses would have been ___% and ___% respectively. These waivers/reimbursements may not be terminated or amended except by a vote of the Fund's Board of Trustees.

     (6) The expenses for the investment portfolios are for the fiscal year ended December 31, 2001. Actual expenses in future years may be higher or lower than those indicated in the fee table.

     (7) Absent a voluntary waiver of the management fee and the voluntary reimbursement of certain other operating expenses by Federated Global Investment Management Corp., the Management Fee and Total Annual Portfolio Expenses for International Equity Fund II would have been ___% and ___%, respectively.

     (8) U.S. Bancorp Piper Jaffray Asset Management intends to waive management fees or otherwise pay other expenses during the current fiscal year so that the total operating expenses do not exceed ___% and ___%, respectively, for Class 1B shares of First American Large Cap Growth Portfolio and First American Mid Cap Growth Portfolio. Fee waivers may be discontinued at any time.

     (9) Each Fund's actual Other Expenses and Total Operating Expenses were lower than the figures shown because their custodian fees were reduced under an expense offset arrangement. Certain expenses of the VIF Real Estate Opportunity Fund were voluntarily absorbed by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following the consultation of the Board of Directors. After absorption, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the period ended December 31, 2001 were ___% and ___%, respectively, of the Fund's average net assets.

     (10) Expenses are based upon expenses for the fiscal year ended December 31, 2001, restated to reflect a reduction in the management fee for Growth, Aggressive Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of expense offset arrangements.

     (11) Effective January 1, 2001, Lazard Asset Management, the Fund's investment adviser voluntarily agreed to reimburse all expenses through December 31, 2001 to the extent total annual portfolio expenses exceed in any fiscal year ___% of the Portfolio's average daily net assets. Absent such an agreement with the adviser, the total annual portfolio expenses for the year ended December 31, 2001 would have been ___% for the Lazard Retirement Equity Portfolio and ___% for the Lazard Retirement Small Cap Portfolio.

     (12) Expenses are estimated for the fiscal year ended December 31, 2002, and reflect the expense limitation in effect through December 31, 2002, under which Pioneer Investment Management, Inc. has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce the Portfolio's Class 1 expenses to ___% of the average daily net assets attributable to Class 1 shares. The portion of the portfolio's expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class 1 shares. Absent this arrangement, the management fee would be ___% and the estimated total

CONSECO VARIABLE INSURANCE COMPANY

2002 Account I
VARIABLE ANNUITY
================================================================================

annual operating expenses of the Portfolio's Class II shares would be ___%.

     (13) The amounts of the Management and 12b-1 Fees and Other Expenses are annualized expenses for the period ended December 31, 2001. Seligman Communications and Information Portfolio and Seligman Global Technology Portfolio began offering Class 2 shares charging 12b-1 fees effective May 1, 2000.

     (14) Strong Capital Management, Inc., the fund's advisor of the Strong Opportunity Fund II is currently absorbing expenses of ___%. Without these absorptions, the expenses would have been ___% for the year ended December 31, 2001. The Advisor has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders.

     (15) Strong Capital Management, Inc., the fund's advisor of the Strong Mid Cap Growth Fund II is currently absorbing expenses of ___%. Without these absorptions, the expenses would have been ___% for the year ended December 31, 2001. The Advisor has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders.

     (16) Operating Expenses for the Worldwide Hard Assets Fund, the Worldwide Emerging Markets Fund and the Worldwide Real Estate Fund were reduced by a brokerage agreement where the Funds direct certain portfolio trades to a broker that, in return, pays a portion of the Funds' operating expenses. The Advisor agreed to assume expenses on the Worldwide Emerging Markets Fund and the Worldwide Real Estate Fund exceeding ___% and ___%, respectively, of average daily net assets except interest, taxes, brokerage commissions and extraordinary expenses for the year ended December 31, 2001. Without such absorption, Other Expenses were ___% for the Worldwide Hard Assets Fund, ___% for the Worldwide Emerging Markets Fund and ___% for the Worldwide Real Estate Fund for the year ended December 31, 2001 and Total Expenses were ___%, ___% and ___%, respectively.

Notes to the Fee Table and Examples:

     Note 1. Once each contract year, you can take money out of your contract without a contingent deferred sales charge. The amount of money you can withdraw without a contingent deferred sales charge is the greater of:

(i)       10% of the value of your contract (on a non-cumulative basis);

(ii) the IRS minimum distribution requirement for your contract if issued in connection with certain Individual Retirement Annuities; or

(iii) the total of your purchase payments that have been in the contract more than 7 complete years.

     Note 2. We will not charge you the transfer fee even if there is more than one transfer in a 30-day period during the accumulation period if the transfer is for pre-approved dollar cost averaging or rebalancing programs. We will also not charge you a transfer fee on transfers made at the end of the free look period. All reallocations made on the same day count as one transfer.

     Note 3. We will not charge the contract maintenance charge if the value of your contract is $50,000 or more.

     Note 4. The Fee Table and contract refer to Insurance Charges. The Insurance Charge is equivalent to the aggregate charges that until recently were referred to as a Mortality and Expense Risk Charge and an Administrative Charge by many companies issuing variable annuity contracts. Throughout this prospectus we will refer to this charge as an Insurance Charge.

     Note 5. The earnings protection additional death benefit rider is not available with qualified plans. Note 6. If you make a full surrender or upon the death of the owner on other than the contract anniversary we will deduct the charge for the earnings protection additional death benefit rider on a pro rata basis for the period from the last contract anniversary until the date of the full surrender or the date we receive due proof of death of the owner.

     The Fee Table reflects the current Insurance Charges for your contract. We reserve the right to increase the Insurance Charge in the future. The maximum charges are also reflected in the Fee Table.

EXAMPLES:

     The Examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. For purposes of these examples, the assumed average contract size is $_____. The examples assume that applicable fee waivers and/or reimbursements for the portfolios will continue for the periods shown. The examples assume that you made no transfers.

     The examples in Chart 1 below assume that you do not elect the earnings protection additional death benefit, the guaranteed minimum death benefit or the guaranteed minimum income benefit. The examples in Chart 2 below assume that you elect the earnings protection additional death benefit, the guaranteed minimum death benefit and

================================================================================

the guaranteed minimum income benefit and that the maximum charges (as opposed to the current charges for your Contract) apply.

     Premium taxes may apply depending on the state where you live. The examples do not include any state premium taxes.

CONSECO VARIABLE INSURANCE COMPANY

2002 Account I
VARIABLE ANNUITY
================================================================================


CHART I--CURRENT CHARGES

     You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

EXAMPLE (A)--Assuming surrender at the end of the periods shown: EXAMPLE (B)-- Assuming the contract stays in force through the periods shown: EXAMPLE (C)-- Assuming annuitization at the end of the periods shown:


                                                                           1 YEAR       3 YEARS      5 YEARS       10 YEARS
-------------------------------------------------------------------------------------------------------------------------------

ALGER AMERICAN FUND
Alger American Growth Portfolio.................................  (a)
                                                                  (b)
                                                                  (c)
Alger American Leveraged Allcap Portfolio.......................  (a)
                                                                  (b)
                                                                  (c)
Alger American MidCap Growth Portfolio..........................  (a)
                                                                  (b)
                                                                  (c)
Alger American Small Capitalization Portfolio...................  (a)
                                                                  (b)
                                                                  (c)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Portfolio....................................  (a)
                                                                  (b)
                                                                  (c)
VP International Fund...........................................  (a)
                                                                  (b)
                                                                  (c)
VP Value Fund...................................................  (a)
                                                                  (b)
                                                                  (c)

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--Growth Fund.......................................... (a)
                                                                  (b)
                                                                  (c)
Berger IPT--International Fund................................... (a)
                                                                  (b)
                                                                  (c)
Berger IPT--Large Cap Growth Fund................................ (a)
                                                                  (b)
                                                                  (c)
Berger IPT--Small Company Growth Fund............................ (a)
                                                                  (b)
                                                                  (c)

CONSECO SERIES TRUST
Balanced Portfolio..............................................  (a)
                                                                  (b)
                                                                  (c)
Conseco 20 Focus Portfolio......................................  (a)
                                                                  (b)
                                                                  (c)
Equity Portfolio................................................  (a)
                                                                  (b)
                                                                  (c)
Fixed Income Portfolio..........................................  (a)
                                                                  (b)
                                                                  (c)
High Yield Portfolio............................................  (a)
                                                                  (b)
                                                                  (c)

CONSECO VARIABLE INSURANCE COMPANY

2002 Account I
VARIABLE ANNUITY
===============================================================================================================================
                                                                           1 YEAR       3 YEARS      5 YEARS       10 YEARS
-------------------------------------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST (continued)
Government Securities Portfolio.................................   (a)
                                                                   (b)
                                                                   (c)
Money Market Portfolio..........................................   (a)
                                                                   (b)
                                                                   (c)

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
  (Initial Shares) .............................................   (a)
                                                                   (b)
                                                                   (c)

DREYFUS STOCK INDEX FUND (Initial Shares).......................   (a)
                                                                   (b)
                                                                   (c)

DREYFUS VARIABLE INVESTMENT FUND (Initial Shares)
Dreyfus VIF Disciplined Stock Portfolio.........................   (a)
                                                                   (b)
                                                                   (c)
Dreyfus VIF International Value Portfolio.......................   (a)
                                                                   (b)
                                                                   (c)

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II..............................   (a)
                                                                   (b)
                                                                   (c)
Federated International Equity Fund II..........................   (a)
                                                                   (b)
                                                                   (c)
Federated International Small Company Fund II...................   (a)
                                                                   (b)
                                                                   (c)
Federated Utility Fund II.......................................   (a)
                                                                   (b)
                                                                   (c)

FIRST AMERICAN INSURANCE PORTFOLIOS
First American Large Cap Growth Portfolio.......................   (a)
                                                                   (b)
                                                                   (c)
First American Mid Cap Growth Portfolio.........................   (a)
                                                                   (b)
                                                                   (c)

INVESCO VARIABLE INVESTMENT FUNDS, INC.
Invesco VIF--Equity Income Fund..................................  (a)
                                                                   (b)
                                                                   (c)
Invesco VIF--Financial Services Fund.............................  (a)
                                                                   (b)
                                                                   (c)
Invesco VIF--Health Sciences Fund................................  (a)
                                                                   (b)
                                                                   (c)
Invesco VIF--High Yield Fund.....................................  (a)
                                                                   (b)
                                                                   (c)

CONSECO VARIABLE INSURANCE COMPANY

2002 Account I
VARIABLE ANNUITY
===============================================================================================================================
                                                                           1 YEAR       3 YEARS      5 YEARS       10 YEARS
-------------------------------------------------------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC. (continued)
Invesco VIF--Real Estate Opportunity Fund........................  (a)
                                                                   (b)
                                                                   (c)
Invesco VIF--Technology Fund.....................................  (a)
                                                                   (b)
                                                                   (c)
Invesco VIF--Telecommunications Fund.............................  (a)
                                                                   (b)
                                                                   (c)

JANUS ASPEN SERIES (Institutional Shares)
Aggressive Growth Portfolio.....................................   (a)
                                                                   (b)
                                                                   (c)
Growth Portfolio................................................   (a)
                                                                   (b)
                                                                   (c)
Worldwide Growth Portfolio......................................   (a)
                                                                   (b)
                                                                   (c)

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio..............................   (a)
                                                                   (b)
                                                                   (c)
Lazard Retirement Small Cap Portfolio...........................   (a)
                                                                   (b)
                                                                   (c)

LORD ABBETT SERIES FUND, INC.
Growth And Income Portfolio.....................................   (a)
                                                                   (b)
                                                                   (c)

NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
Limited Maturity Bond Portfolio.................................   (a)
                                                                   (b)
                                                                   (c)
Midcap Growth Portfolio.........................................   (a)
                                                                   (b)
                                                                   (c)
Partners Portfolio..............................................   (a)
                                                                   (b)
                                                                   (c)

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
Pioneer Equity-Income VCT Portfolio ............................   (a)
                                                                   (b)
                                                                   (c)
Pioneer Europe VCT Portfolio ...................................   (a)
                                                                   (b)
                                                                   (c)
Pioneer Fund VCT Portfolio .....................................   (a)
                                                                   (b)
                                                                   (c)

===============================================================================================================================
                                                                           1 YEAR       3 YEARS      5 YEARS       10 YEARS
-------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST
Nova Fund.......................................................  (a)
                                                                  (b)
                                                                  (c)
OTC Fund........................................................  (a)
                                                                  (b)
                                                                  (c)
U.S. Government Money Market Fund...............................  (a)
                                                                  (b)
                                                                  (c)

SELIGMAN PORTFOLIOS, INC.
Seligman Communications And Information Portfolio
  (Class 2 Shares) .............................................  (a)
                                                                  (b)
                                                                  (c)
Seligman Global Technology Portfolio (Class 2 Shares)...........  (a)
                                                                  (b)
                                                                  (c)

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II.............................................  (a)
                                                                  (b)
                                                                  (c)

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Midcap Growth Fund II....................................  (a)
                                                                  (b)
                                                                  (c)

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund.............................................  (a)
                                                                  (b)
                                                                  (c)
Worldwide Emerging Markets Fund.................................  (a)
                                                                  (b)
                                                                  (c)
Worldwide Hard Assets Fund......................................  (a)
                                                                  (b)
                                                                  (c)
Worldwide Real Estate Fund......................................  (a)
                                                                  (b)
                                                                  (c)

     ANNUAL MAINTENANCE CHARGES HAVE BEEN APPROXIMATED AS AN ANNUAL ASSET CHARGE OF ___, BASED ON AN AVERAGE CONTRACT VALUE OF $__,____.

CONSECO VARIABLE INSURANCE COMPANY

2002 Account I
VARIABLE ANNUITY
================================================================================


CHART 2--MAXIMUM CHARGES

You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

EXAMPLE (A)--Assuming surrender at the end of the periods shown:
EXAMPLE (B)--Assuming the contract stays in force through the periods shown:
EXAMPLE (C)--Assuming annuitization at the end of the periods shown:


                                                                           1 YEAR       3 YEARS      5 YEARS       10 YEARS
-------------------------------------------------------------------------------------------------------------------------------

ALGER AMERICAN FUND
Alger American Growth Portfolio.................................  (a)
                                                                  (b)
                                                                  (c)
Alger American Leveraged Allcap Portfolio.......................  (a)
                                                                  (b)
                                                                  (c)
Alger American MidCap Growth Portfolio..........................  (a)
                                                                  (b)
                                                                  (c)
Alger American Small Capitalization Portfolio...................  (a)
                                                                  (b)
                                                                  (c)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Portfolio....................................  (a)
                                                                  (b)
                                                                  (c)
VP International Fund...........................................  (a)
                                                                  (b)
                                                                  (c)
VP Value Fund...................................................  (a)
                                                                  (b)
                                                                  (c)

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--Growth Fund.......................................... (a)
                                                                  (b)
                                                                  (c)
Berger IPT--International Fund................................... (a)
                                                                  (b)
                                                                  (c)
Berger IPT--Large Cap Growth Fund................................ (a)
                                                                  (b)
                                                                  (c)
Berger IPT--Small Company Growth Fund............................ (a)
                                                                  (b)
                                                                  (c)

CONSECO SERIES TRUST
Balanced Portfolio..............................................  (a)
                                                                  (b)
                                                                  (c)
Conseco 20 Focus Portfolio......................................  (a)
                                                                  (b)
                                                                  (c)
Equity Portfolio................................................  (a)
                                                                  (b)
                                                                  (c)
Fixed Income Portfolio..........................................  (a)
                                                                  (b)
                                                                  (c)
High Yield Portfolio............................................  (a)
                                                                  (b)
                                                                  (c)

===============================================================================================================================
                                                                           1 YEAR       3 YEARS      5 YEARS       10 YEARS
-------------------------------------------------------------------------------------------------------------------------------


CONSECO SERIES TRUST (continued)
Government Securities Portfolio.................................   (a)
                                                                   (b)
                                                                   (c)
Money Market Portfolio..........................................   (a)
                                                                   (b)
                                                                   (c)

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
  (Initial Shares) .............................................   (a)
                                                                   (b)
                                                                   (c)

DREYFUS STOCK INDEX FUND (Initial Shares).......................   (a)
                                                                   (b)
                                                                   (c)

DREYFUS VARIABLE INVESTMENT FUND (Initial Shares)
Dreyfus VIF Disciplined Stock Portfolio.........................   (a)
                                                                   (b)
                                                                   (c)
Dreyfus VIF International Value Portfolio.......................   (a)
                                                                   (b)
                                                                   (c)

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II..............................   (a)
                                                                   (b)
                                                                   (c)
Federated International Equity Fund II..........................   (a)
                                                                   (b)
                                                                   (c)
Federated International Small Company Fund II...................   (a)
                                                                   (b)
                                                                   (c)
Federated Utility Fund II.......................................   (a)
                                                                   (b)
                                                                   (c)

FIRST AMERICAN INSURANCE PORTFOLIOS
First American Large Cap Growth Portfolio.......................   (a)
                                                                   (b)
                                                                   (c)
First American Mid Cap Growth Portfolio.........................   (a)
                                                                   (b)
                                                                   (c)

INVESCO VARIABLE INVESTMENT FUNDS, INC.
Invesco VIF--Equity Income Fund.................................   (a)
                                                                   (b)
                                                                   (c)
Invesco VIF--Financial Services Fund............................   (a)
                                                                   (b)
                                                                   (c)
Invesco VIF--Health Sciences Fund...............................   (a)
                                                                   (b)
                                                                   (c)
Invesco VIF--High Yield Fund....................................   (a)
                                                                   (b)
                                                                   (c)

CONSECO VARIABLE INSURANCE COMPANY

2002 Account I
VARIABLE ANNUITY

===============================================================================================================================
                                                                           1 YEAR       3 YEARS      5 YEARS       10 YEARS
-------------------------------------------------------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC. (continued)
Invesco VIF--Real Estate Opportunity Fund........................  (a)
                                                                   (b)
                                                                   (c)
Invesco VIF--Technology Fund.....................................  (a)
                                                                   (b)
                                                                   (c)
Invesco VIF--Telecommunications Fund.............................  (a)
                                                                   (b)
                                                                   (c)

JANUS ASPEN SERIES (Institutional Shares)
Aggressive Growth Portfolio.....................................   (a)
                                                                   (b)
                                                                   (c)
Growth Portfolio................................................   (a)
                                                                   (b)
                                                                   (c)
Worldwide Growth Portfolio......................................   (a)
                                                                   (b)
                                                                   (c)

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio..............................   (a)
                                                                   (b)
                                                                   (c)
Lazard Retirement Small Cap Portfolio...........................   (a)
                                                                   (b)
                                                                   (c)

LORD ABBETT SERIES FUND, INC.
Growth And Income Portfolio.....................................   (a)
                                                                   (b)
                                                                   (c)

NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
Limited Maturity Bond Portfolio.................................   (a)
                                                                   (b)
                                                                   (c)
Midcap Growth Portfolio.........................................   (a)
                                                                   (b)
                                                                   (c)
Partners Portfolio..............................................   (a)
                                                                   (b)
                                                                   (c)

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
Pioneer Equity-Income VCT Portfolio ............................   (a)
                                                                   (b)
                                                                   (c)
Pioneer Europe VCT Portfolio ...................................   (a)
                                                                   (b)
                                                                   (c)
Pioneer Fund VCT Portfolio .....................................   (a)
                                                                   (b)
                                                                   (c)

===============================================================================================================================
                                                                           1 YEAR       3 YEARS      5 YEARS       10 YEARS
-------------------------------------------------------------------------------------------------------------------------------


RYDEX VARIABLE TRUST
Nova Fund.......................................................  (a)
                                                                  (b)
                                                                  (c)
OTC Fund........................................................  (a)
                                                                  (b)
                                                                  (c)
U.S. Government Money Market Fund...............................  (a)
                                                                  (b)
                                                                  (c)

SELIGMAN PORTFOLIOS, INC.
Seligman Communications And Information Portfolio
  (Class 2 Shares) .............................................  (a)
                                                                  (b)
                                                                  (c)
Seligman Global Technology Portfolio (Class 2 Shares)...........  (a)
                                                                  (b)
                                                                  (c)

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II.............................................  (a)
                                                                  (b)
                                                                  (c)

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Midcap Growth Fund II....................................  (a)
                                                                  (b)
                                                                  (c)

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund.............................................  (a)
                                                                  (b)
                                                                  (c)
Worldwide Emerging Markets Fund.................................  (a)
                                                                  (b)
                                                                  (c)
Worldwide Hard Assets Fund......................................  (a)
                                                                  (b)
                                                                  (c)
Worldwide Real Estate Fund......................................  (a)
                                                                  (b)
                                                                  (c)

     ANNUAL MAINTENANCE CHARGES HAVE BEEN APPROXIMATED AS AN ANNUAL ASSET CHARGE OF ___, BASED ON AN AVERAGE CONTRACT VALUE OF $__,_____.

CONSECO VARIABLE INSURANCE COMPANY

2002 Account I
VARIABLE ANNUITY
================================================================================

THE COMPANY

     Conseco Variable Insurance Company (Conseco Variable) was originally organized in 1937. Prior to October 7, 1998, Conseco Variable Insurance Company was known as Great American Reserve Insurance Company.


     We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are an indirect wholly-owned subsidiary of Conseco, Inc. Headquartered in Carmel, Indiana, Conseco, Inc. provides investment, insurance and lending products through its subsidiaries and a nationwide network of insurance agents and finance dealers.


THE CONSECO ADVANTAGE STRATEGY ANNUITY CONTRACT

     This prospectus describes the variable annuity contract we are offering. An annuity is a contract between you (the owner) and our insurance company, where you make purchase payments and we promise to pay you an income in the form of periodic annuity payments. Until you decide to begin receiving annuity payments, your contract is in the accumulation period. Once you begin receiving annuity payments, your contract is in the annuity period.

     The contract benefits from tax deferral. Tax deferral means that you are not taxed on any earnings or appreciation on the assets in your contract until you take money out of your contract.

     The contract is called a variable annuity because you can choose among the investment portfolios, and depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation period depends upon the investment performance of the investment portfolio(s) you select.

     You can choose to receive annuity payments on a variable basis, fixed basis or a combination of both. If you choose variable payments, the amount of the annuity payments you receive will depend upon the investment performance of the investment portfolio(s) you select for the annuity period. If you select to receive payments on a fixed basis, the payments you receive will remain level for the period of time selected.

PURCHASE

PURCHASE PAYMENTS

     A purchase payment is the money you give us to buy the contract. The minimum purchase payment we will accept is $5,000 when the contract is bought as a non-qualified contract. If you are buying the contract as a qualified contract, the minimum we will accept is $2,000. The maximum of total purchase payments is $2,000,000 without our prior approval.

     You can make additional purchase payments of $500 or more to a non-qualified contract and $50 or more to a qualified contract. If you select the automatic payment check option or electronic funds transfer (EFT), you can make additional payments of $200 each month for non-qualified contracts and $50 each month for qualified contracts.

ALLOCATION OF PURCHASE PAYMENTS

     You control where your purchase payments are invested. When you purchase a contract, we will allocate your purchase payment as you direct to the fixed account (if available), and/or one or more of the investment portfolios you select. Currently, you can allocate money to as many as 15 investment options (investment portfolios and fixed account) at any one time. When you make additional purchase payments, we will allocate them in the same way as your first purchase payment, unless you tell us otherwise. Allocation percentages must be in whole numbers.

     Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. If you do not provide us all of the information needed, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract as of the business day they are received. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

FREE LOOK

     If you change your mind about owning the contract, you can cancel it within 10 days after receiving it (or whatever longer time period is required in your state). When you cancel the contract within this time period, we will not assess a contingent deferred sales charge. However, our insurance charges will have been deducted. On the day we receive your request at our administrative office, we will

================================================================================

return the value of your contract. In some states, we may be required to refund your purchase payment. If you have purchased the contract as an IRA, we are required to return your purchase payment if you decide to cancel your contract within 10 days after receiving it (or whatever period is required in your state).

INVESTMENT OPTIONS

INVESTMENT PORTFOLIOS


     The contract offers 58 investment portfolios which are listed below. Additional investment portfolios may be available in the future.

     You should read the prospectuses for these investment portfolios carefully. Copies of these prospectuses will be sent to you with your contract. If you would like a copy of the fund prospectuses, call us at: (800) _______. See Appendix A which contains a summary of the investment objectives and strategies for each portfolio.


     The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the portfolios have the same investment advisers.

     A portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. A portfolio may not experience similar performance as its assets grow.



THE ALGER AMERICAN FUND
     Managed by Fred Alger Management, Inc.
     o  Alger American Growth Portfolio
     o  Alger American Leveraged AllCap Portfolio
     o  Alger American MidCap Growth Portfolio
     o  Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
     Managed by American Century Investment Management, Inc.
     o  VP Income & Growth Fund
     o  VP International Fund
     o  VP Value Fund

BERGER INSTITUTIONAL PRODUCTS TRUST Managed by Berger LLC
     o  Berger IPT--Growth Fund
     o  Berger IPT--Large Cap Growth Fund
     o  Berger IPT--Small Company Growth Fund Managed by BBOI Worldwide LLC
     o  Berger IPT--International Fund

CONSECO SERIES TRUST
   Managed by Conseco Capital Management, Inc.
     o  Balanced Portfolio
     o  Conseco 20 Focus Portfolio
     o  Equity Portfolio
     o  Fixed Income Portfolio
     o  Government Securities Portfolio
     o  High Yield Portfolio
     o  Money Market Portfolio


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)
     Managed by The Dreyfus Corporation
     Sub-Advised by NCM Capital Management Group, Inc.

DREYFUS STOCK INDEX FUND (INITIAL SHARES)
     Managed by The Dreyfus Corporation and Mellon Equity Associates

DREYFUS VARIABLE INVESTMENT FUND (ODREYFUS VIFO) (INITIAL SHARES)
     Managed by The Dreyfus Corporation
     o  Dreyfus VIF--Disciplined Stock Portfolio
     o  Dreyfus VIF--International Value Portfolio

FEDERATED INSURANCE SERIES
     Managed by Federated Investment Management Company
     o  Federated High Income Bond Fund II
     o  Federated Utility Fund II
     Managed by Federated Global Investment Management Corp.
     o  Federated International Equity Fund II
     o  Federated International Small Company Fund II

FIRST AMERICAN INSURANCE PORTFOLIOS
     Managed by U.S. Bancorp Piper Jaffray Asset Management
     o  First American Large Cap Growth Portfolio
     o  First American Mid Cap Growth Portfolio

INVESCO VARIABLE INVESTMENT FUNDS, INC.
     Managed by Invesco Funds Group, Inc.
     o  INVESCO VIF--Equity Income Fund
     o  INVESCO VIF--Financial Services Fund
     o  INVESCO VIF--Health Sciences Fund
     o  INVESCO VIF--High Yield Fund

CONSECO VARIABLE INSURANCE COMPANY

2002 Account I
VARIABLE ANNUITY
================================================================================

     o  INVESCO VIF--Real Estate Opportunity Fund
     o  INVESCO VIF--Technology Fund
     o  INVESCO VIF--Telecommunications Fund


JANUS ASPEN SERIES (INSTITUTIONAL SHARES)
     Managed by Janus Capital Corporation
     o  Aggressive Growth Portfolio
     o  Growth Portfolio
     o  Worldwide Growth Portfolio


LAZARD RETIREMENT SERIES, INC.
     Managed by Lazard Asset Management
     o  Lazard Retirement Equity Portfolio
     o  Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
     Managed by Lord, Abbett & Co.
     o  Growth and Income Portfolio


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
     Managed by Neuberger Berman Management Inc.
     o  Limited Maturity Bond Portfolio
     o  Midcap Growth Portfolio
     o  Partners Portfolio

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
     Managed by Pioneer Investment Management, Inc.
     o  Pioneer Equity-Income VCT Portfolio
     o  Pioneer Europe VCT Portfolio
     o  Pioneer Fund VCT Portfolio

RYDEX VARIABLE TRUST
     Managed by Rydex Global Advisors
     o  Nova Fund
     o  OTC Fund
     o  U.S. Government Money Market Fund

SELIGMAN PORTFOLIOS, INC.
     Managed by J. & W. Seligman & Co. Incorporated
     o  Seligman Communications and Information Portfolio (Class 2 Shares)
     o  Seligman Global Technology Portfolio (Class 2 Shares)


STRONG OPPORTUNITY FUND II, INC.
     Advised by Strong Capital Management, Inc.
     o  Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.
     Advised by Strong Capital Management, Inc.
     o  Strong Mid Cap Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST
     Managed by Van Eck Associates Corporation
     o  Worldwide Bond Fund
     o  Worldwide Emerging Markets Fund
     o  Worldwide Hard Assets Fund
     o  Worldwide Real Estate Fund

     Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of other life insurance companies which may or may not be affiliated with us. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

     We may enter into certain arrangements under which we are reimbursed by the investment portfolios' advisers, distributors and/or affiliates for the administrative services which we provide to the portfolios.

THE FIXED ACCOUNT

     You can invest in the fixed account. The fixed account offers an interest rate that is guaranteed to be no less than 3% annually. If you select the fixed account, your money will be placed with our other general account assets. The fixed account option may not be available in your state.

THE GENERAL ACCOUNT

     During the annuity period, if you elect a fixed annuity your annuity payments will be paid out of our general account. We guarantee a specified interest rate used in determining the payments. If you elect a fixed annuity, the payments you receive will remain level. Fixed annuity payments from our general account are only available during the annuity period.

VOTING RIGHTS

     We are the legal owner of the investment portfolio shares. However, when an investment portfolio solicits proxies in conjunction with a vote of its shareholders, we will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions timely received. Should we determine that we are no longer required to follow this voting procedure, we will vote the shares ourselves.

SUBSTITUTION

     It may be necessary to discontinue one or more of the investment portfolios or substitute a new portfolio for one of the investment portfolios you have selected. We will notify you of our intent to do this. We will obtain prior approval from the Securities and Exchange Commission before any such change is made.

TRANSFERS

     You can transfer money among the fixed account and the investment portfolios. Currently, you can allocate money to up to 15 investment options at any one time.

================================================================================

     TRANSFERS DURING THE ACCUMULATION PERIOD. You can transfer money to or from the fixed account, and to or from any investment portfolio. You have to send us a written request to make a transfer. The following apply to any transfer during the accumulation period:

     1. Currently, there are no limits on the number of transfers that can be made. However, if you make more than one transfer in a 30-day period, a transfer fee of $25 may be deducted.

     2. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio. This requirement is waived if the transfer is pursuant to the dollar cost averaging or rebalancing programs, or made at the end of the Free Look Period.

     3. You must leave at least $500 in each investment portfolio you are transferring from or the fixed account after you make a transfer unless the entire amount is being transferred.

     4. Transfers out of the fixed account are limited to 20% of the value of your contract in the fixed account every 6 months. This requirement is waived if the transfer is pursuant to the dollar cost averaging program.

     5. Your right to make transfers is subject to modification if we determine, in our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by us to be to the disadvantage of other owners. A modification could be applied to transfers to, or from, one or more of the investment portfolios and could include, but is not limited to:

a.     the requirement of a minimum time period between each transfer;

b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

c. limiting the dollar amount that may be transferred between investment portfolios by an owner at any one time.

     6. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the accumulation period.

     TRANSFERS DURING THE ANNUITY PERIOD. You can only make 2 transfers every contract year during the annuity period. The 2 transfers are free. The following rules also apply to any transfer during the annuity period:

     1. You may make transfers at least 30 days before the due date of the next annuity payment for which the transfer will apply.

     2. The minimum amount which you can transfer is $500 or your entire value in an investment portfolio.

     3. You must leave at least $500 in each investment portfolio you are transferring from after a transfer unless the entire amount is being transferred.

     4. No transfers can be made between the general account and the investment portfolios. You may only make transfers between the investment portfolios.

     5. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the annuity period.

     TELEPHONE/INTERNET TRANSFERS. You can elect to make transfers by telephone. You may also elect to make transfers over the internet. Internet transfers may not be available (check with your registered representative). Internet transfers are subject to our administrative rules and procedures. If you do not want the ability to make transfers by telephone or through the internet, you should notify us in writing. You can also authorize someone else to make transfers for you. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the owner before we will make the telephone transfer. Personalized data will also be required for internet transfers. We will send you a written confirmation of the transfer. If we fail to use such procedures we may be liable for any losses due to unauthorized or fraudulent instructions.

     This product is not designed for professional market timing strategies by third parties. We reserve the right to modify the transfer privileges described above.

DOLLAR COST AVERAGING PROGRAM

     The dollar cost averaging program allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually from the Money Market Portfolio or the fixed account to any of the other investment portfolio(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

CONSECO VARIABLE INSURANCE COMPANY

2002 Account I
VARIABLE ANNUITY
================================================================================

     You must have at least $2,000 in the Money Market Portfolio or the fixed account in order to participate in the dollar cost averaging program.

     All dollar cost averaging transfers will be made on the first business day of the month. Dollar cost averaging must be for between 6-60 months. Dollar cost averaging will end when the value in the Money Market Portfolio or the fixed account is zero. We will notify you when that happens. You cannot cancel the dollar cost averaging program once it starts. A transfer request will not automatically terminate the program.

     If you participate in the dollar cost averaging program, the transfers made under the program are not taken into account in determining any transfer fee. There is no additional charge for this program. However, we reserve the right to charge for this program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program. This program may vary by state.

     Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected investment portfolio(s) regardless of fluctuating price levels of the investment portfolio(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

REBALANCING PROGRAM

     Once your money has been allocated among the investment portfolios, the performance of each portfolio may cause your allocation to shift. If the value of your contract is at least $5,000, you can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our rebalancing program. The rebalancing program may also be available through the internet (check with your registered representative regarding availability). Rebalancing over the internet is subject to our administrative rules and procedures. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the date you selected. You must use whole percentages in 1% increments for rebalancing. There will be no rebalancing within the fixed account. You can discontinue rebalancing at any time. You can change your rebalancing requests at any time in writing or through internet access which we must receive before the next rebalancing date. If you participate in the rebalancing program, the transfers made under the program are not taken into account in determining any transfer fee. Currently, there is no charge for participating in the rebalancing program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

     EXAMPLE: Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Fixed Income Portfolio and 60% to be in the Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fixed Income Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Fixed Income Portfolio to bring its value back to 40% and use the money to buy more units in the Growth Portfolio to increase those holdings to 60%.

ASSET ALLOCATION PROGRAM

     We understand the importance to you of having advice from a financial adviser regarding your investments in the contract (asset allocation program). Certain investment advisers have made arrangements with us to make their services available to you. Conseco Variable has not made any independent investigation of these advisers and is not endorsing such programs. You may be required to enter into an advisory agreement with your investment adviser to have the fees paid out of your contract during the accumulation phase.


     Conseco Variable will, pursuant to an agreement with you, make a partial withdrawal from the value of your contract to pay for the services of the investment adviser. If the contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 59 1/2, it may be subject to a tax penalty. If the contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met.


     Additionally, any withdrawals for this purpose may be subject to a contingent deferred sales charge. You should consult a tax adviser regarding the tax treatment of the payment of investment adviser fees from your contract.

SWEEP PROGRAM

     You can elect to transfer (sweep) your earnings from the fixed account to the investment portfolios on a periodic and systematic basis. There is no charge for this program.

================================================================================

EXPENSES

     There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

INSURANCE CHARGES

     Each day, we make a deduction for our insurance charges. The insurance charges do not apply to amounts allocated to the fixed account. The insurance charges, on an annual basis, are equal to 1.40% of the average daily value of the contract invested in the investment portfolios if you do not select either the guaranteed minimum death benefit or the guaranteed minimum income benefit. We may increase the insurance charges for your contract up to 1.65%.

     If, at the time of application, you select the guaranteed minimum death benefit, the insurance charges for your contract are equal to 1.70% on an annual basis. We may increase the insurance charges for your contract up to 2.15%.

     If, at the time of application, you select the guaranteed minimum death benefit and the guaranteed minimum income benefit, the insurance charges for your contract are equal to 2.00% on an annual basis. We may increase the insurance charges for your contract up to 2.65%.

     The insurance charges are for all the insurance benefits, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. These charges are included in part of our calculation of the value of the accumulation units and the annuity units. If the charges are insufficient, then we will bear the loss. We do, however, expect to profit from these charges.

     If, at the time of application, you select the earnings protection additional death benefit rider we will deduct a charge each contract year as described below. EARNINGS PROTECTION ADDITIONAL DEATH BENEFIT RIDER

     If, at the time of application, you select the earnings protection additional death benefit rider you also choose the level of protection you desire. (See OEarnings Protection Additional Death Benefit RiderO below.) Depending on your choice you will be charged as follows:

For Base Benefit:          0.25% of contract value as of the Contract
                           anniversary date


For Optional Benefit       0.01% Contract Value as of the (Current Charge):
                           Contract Anniversary date for each 1% of optional coverage elected.

For Optional Benefit :     0.02% of contract value as of (Maximum Charge) the
                           Contract Anniversary date for each 1% of optional coverage elected.


     If you make a full surrender or upon the death of the owner on other than the contract anniversary we will deduct the charge for the earnings protection additional death benefit rider on a pro rata basis for the period from the last contract anniversary until the date of the full surrender or the date we receive due proof of death of the owner.

CONTRACT MAINTENANCE CHARGE

     During the accumulation period, every year on the anniversary of the date when your contract was issued, we deduct $30 (this charge can be increased up to a maximum of $60 per contract per year) from your contract as a contract maintenance charge. This charge is for certain administrative expenses associated with the contract.

     We do not deduct the contract maintenance charge if the value of your contract is $50,000 or more on the contract anniversary. If you make a full withdrawal on other than a contract anniversary, and the value of your contract is less than $50,000, we will deduct the full contract maintenance charge at the time of the full withdrawal. If, when you begin to receive annuity payments, the annuity date is a different date than your contract anniversary we will deduct the full contract maintenance charge on the annuity date unless the contract value on the annuity date is $50,000 or more.

     The contract maintenance charge will be deducted first from the fixed account. If there is insufficient value in the fixed account, the fee will then be deducted from the investment portfolio with the largest balance.

     No contract maintenance charge is deducted during the annuity period.

CONTINGENT DEFERRED SALES CHARGE

     During the accumulation period, you can make withdrawals from your contract. A contingent deferred sales charge may be assessed against purchase payments withdrawn. We keep track of each purchase payment you make. Subject to the waivers discussed below, if you make a withdrawal and it has been less than the stated number of years since you made your purchase payment, you will have to pay a contingent deferred sales charge. The contingent deferred sales charge compensates us for expenses associated with selling the contract. The charge is as follows:

CONSECO VARIABLE INSURANCE COMPANY

2002 Account I
VARIABLE ANNUITY
================================================================================

      NO. OF YEARS                     CONTINGENT
      FROM RECEIPT OF                DEFERRED SALES
      PURCHASE PAYMENT                   CHARGE
      0-1................................  7%
      2..................................  7%
      3..................................  6%
      4..................................  5%
      5..................................  4%
      6..................................  3%
      7..................................  2%
      8 and more.........................  0%

     Each purchase payment has its own contingent deferred sales charge period. When you make a withdrawal, the charge is deducted first from purchase payments (oldest to newest), and then from earnings.

     For tax purposes, withdrawals are generally considered to have come from earnings first.

     FREE WITHDRAWALS. Once each contract year you can take money out of your contract, without the contingent deferred sales charge, of an amount equal to the greater of:

o      10% of the value of your contract (on a non-cumulative basis);

o the IRS minimum distribution requirement for this contract if it was issued as an individual retirement annuity; or

o the total of your purchase payments that have been in the contract for more than 7 complete years.

     WAIVER OF CONTINGENT DEFERRED SALES CHARGE FOR UNEMPLOYMENT. Once per contract year, we will allow an additional free withdrawal of up to 10% of your contract value if:

o      your contract has been in force for at least 1 year;

o you provide us with a letter of determination from your state's Department of Labor indicating that you qualify for and have been receiving unemployment benefits for at least 60 consecutive days;

o you were employed on a full time basis and working at least 30 hours per week on the date your contract was issued;

o      your employment was involuntarily terminated by your employer; and

o you certify to us in writing that you are still unemployed when you make the withdrawal request.

o this benefit may be used by only one person including in the case of joint owners. This benefit may not be available in your state.

     WAIVER OF CONTINGENT DEFERRED SALES CHARGE FOR NURSING CARE CONFINEMENT. Once per contract year, we will allow an additional free withdrawal of up to 10% of your contract value if:

o you are confined in a qualified nursing care center (as defined in the rider to the contract) for 90 consecutive days; o confinement begins after the first contract year;

o confinement is prescribed by a qualified physician and is medically necessary;

o request for this benefit is made during confinement or within 60 days after confinement ends; and

o      we receive proof of confinement.

     This benefit may be used by only one person including in the case of joint owners. If the contract is continued by a spousal beneficiary, this benefit will not be available if used by the previous owner.

     This benefit may not be available in your state.

     WAIVER OF CONTINGENT DEFERRED SALES CHARGE FOR TERMINAL ILLNESS. You may take one free withdrawal of up to 100% of your contract value after a qualified physician (as defined in the rider to the contract) provides notice that the owner has a terminal illness (which is expected to result in death within 12 months from the notice).

o To qualify, the diagnosis and notice must occur after the first contract year ends.

o NOTE: This benefit is not available if you have a terminal illness on the date the contract is issued. All other limitations under the contract apply.

o This benefit may only be used one time including in the case of joint owners. If the contract is continued by a spousal beneficiary, this benefit will not be available if used by the previous owner.

     This benefit may not be available in your state.

     With respect to the unemployment, nursing care confinement and terminal illness waiver of contingent deferred sales charge benefits, if the contract is owned by joint owners, these benefits apply to either owner. If the contract is owned by a non-natural person, then these benefits apply to the annuitant.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

     We may reduce or eliminate the amount of the contingent deferred sales charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with us. We will not deduct a

================================================================================

contingent deferred sales charge when a contract is issued to an officer, director or employee of our company or any of our affiliates. Any circumstances resulting in the reduction or elimination of the contingent deferred sales charge requires our prior approval. In no event will reduction or elimination of the contingent deferred sales charge be permitted where it would be unfairly discriminatory to any person.

TRANSFER FEE

     You can make one free transfer every 30 days during the accumulation period. If you make more than one transfer in a 30-day period, you may be charged a transfer fee of $25 per transfer. The two transfers permitted each year during the annuity period are free.

     The transfer fee is deducted from the investment option that you transfer your funds from. If you transfer your entire interest from an investment option, the transfer fee is deducted from the amount transferred. If there are multiple investment options from which you transfer funds, the transfer fee will be deducted first from the fixed account, and then from the investment portfolio with the largest balance that is involved in the transfer.

     Transfers made at the end of the Free Look Period by us are not counted in determining the transfer fee. If the transfer is part of the dollar cost averaging or rebalancing program it will not count in determining the transfer fee. All reallocations made on the same date count as one transfer.

PREMIUM TAXES

     Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the value of the contract for them. These taxes are due either when the contract is issued or when annuity payments begin. It is our current practice to deduct these taxes when either annuity payments begin, a death benefit is paid or upon partial or full surrender of the contract. We may in the future discontinue this practice and assess the charge when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction.

INCOME TAXES

     We will deduct from the contract any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES

     There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fund prospectuses.

CONTRACT VALUE

     Your contract value is the sum of your interest in the various investment portfolios and the fixed account. Your interest in the investment portfolio(s) will vary depending upon the investment performance of the portfolios you choose. In order to keep track of your contract value in an investment portfolio, we use a unit of measure called an Accumulation Unit. During the annuity period of your contract we call the unit an Annuity Unit. The value of your contract is affected by the investment performance of the portfolios, the expenses of the portfolios and the deduction of charges under the contract.

ACCUMULATION UNITS

     Every business day, we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the previous business day by a factor for the current business day. The factor is determined by:

     1. dividing the value of an investment portfolio share at the end of the current business day (and any charges for taxes) by the value of an investment portfolio share for the previous business day; and

     2. subtracting the daily amount of the insurance charges.

     The value of an accumulation unit may go up or down from business day to business day.

     When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio. When you make a withdrawal, we deduct accumulation units from your contract representing the withdrawal. We also deduct accumulation units when we deduct certain charges under the contract. Whenever we use an accumulation unit value, it will be based on the value next determined after receipt of the request or the purchase payment.

     We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

     EXAMPLE: On Wednesday, we receive an additional purchase payment of $4,000 from you. You have told us you want this to go to the Equity Portfolio. When the New

CONSECO VARIABLE INSURANCE COMPANY

2002 Account I
VARIABLE ANNUITY
================================================================================

York Stock Exchange closes on that Wednesday, we determine that the value of an accumulation unit for the Equity Portfolio is $12.25. We then divide $4,000 by $12.25 and credit your contract on Wednesday night with 326.53 accumulation units for the Equity Portfolio.

ACCESS TO YOUR MONEY

     You can have access to the money in your contract:

o      by making a withdrawal (either a partial or a complete withdrawal);

o      by electing to receive annuity payments; or

o      when a death benefit is paid to your beneficiary.

     In general, withdrawals can only be made during the accumulation period.

     When you make a complete withdrawal, you will receive the value of the contract on the day you made the withdrawal, (i) less any applicable contingent deferred sales charge; (ii) less any contract maintenance charge; and (iii) less any applicable premium tax. This amount is the contract withdrawal value.

     You must tell us which account (investment portfolio(s), and/or the fixed account) you want the partial withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any investment portfolio, or the fixed account must be at least $500. We require that after a partial withdrawal is made, that at least $500 is left in at least one investment portfolio. If you do not have at least $500 in one investment portfolio, we reserve the right to terminate the contract and pay you the contract withdrawal value.

     Once we receive your written request for a withdrawal from an investment portfolio we will pay the amount of any withdrawal within 7 days.

     Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

SYSTEMATIC WITHDRAWAL PROGRAM

     The systematic withdrawal program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. You must have at least $5,000 in your contract to start the program. You can instruct us to withdraw a specific amount which can be a percentage of the value of your contract or a dollar amount. All systematic withdrawals will be withdrawn from the fixed account and the investment portfolios on a pro-rata basis, unless you instruct us otherwise. The systematic withdrawal program will end any time you designate or when the contract value is exhausted, whichever occurs first. If you make a partial withdrawal outside the program and the value of your contract is less than $5,000 the program will automatically terminate. We do not have any charge for this program, however, the withdrawals may be subject to a contingent deferred sales charge.

     Income taxes, tax penalties and certain restrictions (under 403(b) contracts, see "Taxes--Withdrawals--Tax-Sheltered Annuities") may apply to systematic withdrawals.

SUSPENSION OF PAYMENTS OR TRANSFERS

     We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

     1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     2. trading on the New York Stock Exchange is restricted;

     3. an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios;

     4. during any other period when the SEC, by order, so permits for the protection of owners.

     We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

DEATH BENEFIT

UPON YOUR DEATH DURING THE ACCUMULATION PERIOD

     If you, or your joint owner, die before annuity payments begin, we will pay a death benefit to your beneficiary. If you have a joint owner, the surviving joint owner will be treated as the primary beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary.

DEATH BENEFIT AMOUNT DURING THE ACCUMULATION PERIOD

     If death occurs prior to age 80, the amount of the death benefit will be the greater of:

     (1) the value of your contract as of the business day we receive proof of death and a payment election; or

     (2) the total purchase payments you have made, less any partial withdrawals and contingent deferred sales charges.

     If you are age 80 or over, the death benefit will be equal to the value of your contract as of the business day we receive proof of death and a payment election.

================================================================================

OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT

     For an extra charge, at the time you purchase the contract, you can choose the optional guaranteed minimum death benefit. Under this option, if you die before age 80, the death benefit will be the greater of:

     (1) the total purchase payments you have made, less all partial withdrawals, contingent deferred sales charges and any applicable premium taxes;

     (2) the value of your contract as of the business day we receive proof of death and a payment election; or

     (3) the largest contract value on any contract anniversary before the owner or joint owner's death, less any adjusted partial withdrawals, and limited to no more than twice the amount of purchase payments paid less any adjusted partial withdrawals.

     Adjusted partial withdrawal means:

o the amount of the partial withdrawal (including the applicable contingent deferred sales charges and premium taxes); multiplied by

o      the amount of the death benefit just before the partial withdrawal;
divided by

o      the value of your contract just before the partial withdrawal.

     If death occurs at age 80 or later, the death benefit will be the greater of: (1) the contract value as of the business day we receive proof of death and a payment election; or (2) the death benefit as of the last contract anniversary before your 80th birthday, less any adjusted partial withdrawals.

     If joint owners are named, the death benefit is determined based on the age of the oldest owner and is payable on the first death. If the owner is a non-natural person, the death of an annuitant will be treated as the death of the owner.

     This benefit may not be available in your state.

EARNINGS PROTECTION ADDITIONAL DEATH BENEFIT

     The earnings protection additional death benefit rider is designed to provide an additional benefit at death, which helps to defray federal and state taxes. For an additional charge, you can elect this rider at the time you purchase the contract. The rider consists of two portions: base coverage and optional coverage. The rider's base death benefit and the rider's optional death benefit, when elected, are payable in addition to any death benefit under the Base Contract or any other rider. Withdrawals from the Base Contract will reduce the rider's death benefit(s). No benefit is payable if death occurs on or after the Annuity Date.

BASE DEATH BENEFIT:

     Upon the death of Owner, we will pay an additional death benefit in an amount equal to 50% (30% if the owner was between the ages of 70 and 75 when we issued the contract) of the Eligible Gain to the Beneficiary upon our receipt of due proof of death of the Owner at our administrative office.

OPTIONAL DEATH BENEFIT:

     If Owner death occurs after the fifth Contract Year and the optional death benefit is selected, We will pay in addition to the rider's base death benefit an optional rider death benefit in an amount equal to 50% (30% for issue ages 70-75) of the Optional Gain to the Beneficiary upon our receipt of due proof of death of the Owner. This optional death benefit is only available for exchanges of deferred annuity contracts in a manner that qualifies for non-recognition of income treatment under Section 1035 of the Internal Revenue Code, as amended.

ELIGIBLE GAIN:

     Is the least of:

o       The Contract Gain; or

o If death occurs during the first Contract Year, the initial Purchase Payment less Equivalency Withdrawals from the initial Purchase Payment; or

o If death occurs after the first Contract Year has elapsed, all Purchase Payments applied to the Base Contract except Purchase Payments applied within 12 months prior to the date of death, reduced by all Equivalency Withdrawals during the life of the Base Contract.

EQUIVALENCY WITHDRAWAL:

     The Equivalency Withdrawal is:

o       The partial withdrawal amount; divided by

o       The Contract Value prior to the withdrawal; multiplied by

o       The sum of all Purchase Payments less all prior Equivalency Withdrawals.

OPTIONAL COVERAGE PERCENTAGE:

     The Optional Coverage Percentage is a percentage of the initial Purchase Payment. You must elect the Optional Coverage Percentage at the time of application.

CONTRACT GAIN:

     The Contract Value less the sum of Purchase Payments reduced by Equivalency Withdrawals.

CONSECO VARIABLE INSURANCE COMPANY

2002 Account I
VARIABLE ANNUITY
================================================================================

OPTIONAL GAIN:

     The Optional Gain is:

o       The Optional Coverage Percentage; multiplied by

o The Initial Purchase Payment less Equivalency Withdrawals (from the Initial Purchase Payment); less

o Sum of all Purchase Payments reduced by withdrawals, less Contract Value, when the sum of all Purchase Payments reduced by Withdrawals is greater than Contract Value.

TERMINATION

     This rider terminates and charges and benefits automatically end on the earliest of:

o       The Annuity Date; or

o       Full surrender; or

o       Death of the Owner; or

o       Transfer of ownership

     The Company may terminate this Rider if necessary to comply with applicable state and federal regulations.

     The Earnings Protection Additional Death Benefit Rider is not available in conjunction with qualified plans.

     See Appendix B for Examples of how this benefit works.

     This benefit may not be available in your state.

     The value of your contract for purposes of calculating any death benefit amount will be determined as of the business day we receive due proof of death and an election for the payment method (see below). After the death benefit amount is calculated, it will remain in the investment portfolios and/or the fixed account until distribution begins. Until we distribute the death benefit amount, the death benefit amount in the investment portfolios will be subject to investment risk which is borne by the beneficiary.

PAYMENT OF THE DEATH BENEFIT DURING THE ACCUMULATION PERIOD

     Unless already selected by you, a beneficiary must elect the death benefit to be paid under one of the options described below in the event of the death of the owner or a joint owner during the accumulation period.

     OPTION 1--lump sum payment of the death benefit; or

     OPTION 2--the payment of the entire death benefit within 5 years of the date of death of the owner or any joint owner; or

     OPTION 3--payment of the death benefit under an annuity option over the lifetime of the beneficiary, or over a period not extending beyond the life expectancy of the beneficiary, with distribution beginning within 1 year of the date of your death or of any joint owner.

     Any portion of the death benefit not applied under Option 3 within 1 year of the date of your death, or that of a joint owner, must be distributed within 5 years of the date of death.

     Unless you have previously designated one of the payment options above, a beneficiary who is a spouse of the owner may elect to:

o continue the contract in his or her own name at the then current contract value;

o       elect a lump sum payment of the death benefit; or

o       apply the death benefit to an annuity option.

     If a lump sum payment is requested, the amount will be paid within 7 days, unless the suspension of payments provision is in effect. Payment to the beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by us of proof of death.

DEATH OF CONTRACT OWNER DURING THE ANNUITY PERIOD

     If you or a joint owner, who is not the annuitant, dies during the annuity period, any remaining payments under the annuity option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of the owner's or joint owner's death. Upon the owner's death during the annuity period, the beneficiary becomes the owner. Upon the death of any joint owner during the annuity period, the surviving owner, if any, will be treated as the primary beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary.

DEATH OF ANNUITANT

     If the annuitant, who is not an owner or joint owner, dies during the accumulation period, you will automatically become the annuitant. A change of annuitant by the owner may result in a taxable event. You may designate a new annuitant subject to our approval. If the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

     Upon the death of the annuitant during the annuity period, the death benefit, if any, will be as provided for in the annuity option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

================================================================================

ANNUITY PAYMENTS (THE ANNUITY PERIOD)

     Under the contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which those payments begin. We call that date the Annuity Date. Your annuity date cannot be any earlier than 90 days after we issue the contract. Annuity payments must begin by the earlier of the annuitant's 90th birthday or the maximum date allowed by law. To receive the guaranteed minimum income benefit, there are certain annuity date requirements (see below). The Annuitant is the person whose life we look to when we determine annuity payments. You can change the annuity date at any time prior to 30 days of the existing annuity date by providing us with a written request.

     You can also choose among income plans. We call those Annuity Options. You can elect an annuity option by providing us with a written request. You can change the annuity option any time before 30 days of the existing annuity date. If you do not choose an annuity option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

     During the annuity period, you can choose to have payments come from the investment portfolios, the fixed account or both. If you do not tell us otherwise, your annuity payments will be based on the investment allocations in the investment portfolios and fixed account that were in place on the annuity date.

ANNUITY PAYMENT AMOUNT

     If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

     1) The value of your contract in the investment portfolio(s) on the annuity date;

     2) The 3% or 5% (as you selected) assumed investment rate used in the annuity table for the contract; and

     3) The performance of the investment portfolio(s) you selected.

     You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your annuity payments will increase. Similarly, if the actual rate is less than 3% or 5% (as you selected) your annuity payments will decrease. Using a higher AIR results in a higher initial annuity payment, but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines.

     On the annuity date, the value of your contract, less any premium tax, less any contingent deferred sales charge, and less any contract maintenance charge will be applied under the annuity option you selected. If you select an annuity date that is on or after the 5th contract anniversary, and you choose an annuity option that has a life contingency for a minimum of 5 years, we will apply the value of your contract, less any premium tax and less any contract maintenance charge to the annuity option you elect.

     Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment. In that case, we may make a single lump sum payment to you instead of annuity payments. Likewise, if your annuity payments would be less than $50 a month, we have the right to change the frequency of payments so that your annuity payments are at least $50.

OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT

     For an extra charge, you can elect the guaranteed minimum income benefit. You may not select this benefit unless you also select the Optional Guaranteed Minimum Death Benefit.

     Under the guaranteed minimum income benefit, a guaranteed minimum income benefit base will be applied to your annuity option to provide annuity payments. Prior to your 80th birthday, this amount is equal to:

     1) the largest contract value on any contract anniversary; less

     2) any adjusted partial withdrawals.

     This amount is limited to no more than twice the amount of purchase payments made less any adjusted partial withdrawals.

Adjusted partial withdrawal is equal to the partial withdrawal amount, including the contingent deferred sales charge and any applicable premium taxes; multiplied by the amount of the guaranteed minimum income benefit base just before the partial withdrawal; divided by the value of your contract just before the partial withdrawal.

     The guaranteed minimum income benefit base after your 80th birthday is equal to the greater of (1) the value of your contract, less any premium tax, less any contingent deferred sales charge, and less any contract maintenance charge; or (2) the guaranteed minimum income benefit base as of the last contract anniversary before your 80th birthday less any adjusted partial withdrawals.

     If you elect this benefit, the following limitations will apply:

CONSECO VARIABLE INSURANCE COMPANY

2002 Account I
VARIABLE ANNUITY
================================================================================

o You must choose either annuity option 2 or 4, unless otherwise agreed to by us. If you do not choose an annuity option, Annuity Option 2, Life Income With Period Certain, will be applied.

o If you are age 50 or over on the date we issue the contract, the annuity date must be on or after the later of your 65th birthday, or the 7th contract anniversary.

o If you are under age 50 on the date we issue your contract, the annuity date must be on or after the 15th contract anniversary.

o The annuity date selected must occur within 30 days following a contract anniversary.

o If there are joint owners, the age of the oldest owner will be used to determine the guaranteed minimum income benefit. If the contract is owned by a non-natural person, then owner will mean the annuitant for purposes of this benefit.

     On the annuity date, the initial income benefit will not be less than the guaranteed minimum income benefit base applied to the guaranteed annuity payment factors under the annuity option elected.

     This benefit may not be available in your state.

ANNUITY OPTIONS

     You can choose one of the following annuity options or any other annuity option which is acceptable to us. After annuity payments begin, you cannot change the annuity option.

     OPTION 1. INCOME FOR A SPECIFIED PERIOD. We will pay income for a specific number of years in equal installments. However, you may elect to receive a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.

     OPTION 2. LIFE INCOME WITH PERIOD CERTAIN. We will make monthly annuity payments so long as the annuitant is alive and then for a specified period certain. If an annuitant, who is not the owner, dies before we have made all of the payments, we will continue to make the payments for the remainder of the guaranteed period to you. If you do not want to receive payments after the annuitant's death, you can request a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.

     OPTION 3. INCOME OF SPECIFIED AMOUNT. We will pay income of a specified amount until the principal and interest are exhausted. However, you may elect to receive a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.

     OPTION 4. JOINT AND SURVIVOR ANNUITY. We will make monthly annuity payments as long as either the annuitant or a joint annuitant is alive. The annuitant must be at least 50 years old, and the joint annuitant must be at least 45 years old at the time of the first monthly payment.

TAXES

     NOTE: WE HAVE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

     Annuity contracts are a means of setting aside money for future needs, usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

     Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as Tax-Deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract-qualified or non-qualified (see following sections).

     You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs-either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

     When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person),

================================================================================

the contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NON-QUALIFIED CONTRACTS

     If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an Individual Retirement Annuity (IRA), your contract is referred to as a Non- Qualified Contract.

     If you purchase the contract under a pension plan, specially sponsored program or an IRA, your contract is referred to as a Qualified Contract.

     A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified contract.

WITHDRAWALS--NON-QUALIFIED CONTRACTS

     If you make a withdrawal from your contract, the Code generally treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

     The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:


     (1) paid on or after you reach age 59 1/2;


     (2) paid after you die;

     (3) paid if you become totally disabled (as that term is defined in the Code);

     (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

     (5) paid under an immediate annuity; or

     (6) which are allocable to purchase payments made prior to August 14, 1982.

WITHDRAWALS--QUALIFIED CONTRACTS

     If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

     The Code also provides that any amount received under a qualified contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:


     (1) paid on or after you reach age 59 1/2;


     (2) paid after you die;

     (3) paid if you become totally disabled (as that term is defined in the Code);

     (4) paid to you after leaving your employment in a series of substantially equal periodic payments made annually (or more frequently) for the life or life expectancy of the employee or joint lives or life expectancies of the employees and his or her beneficiary;

     (5) paid to you after you have attained age 55 and you have left your employment;

     (6) paid for certain allowable medical expenses (as defined in the Code);

     (7) paid pursuant to a qualified domestic relations order;

     (8) paid on account of an IRS levy upon the qualified contract;

     (9) paid from an IRA for medical insurance (as defined in the Code);

     (10) paid from an IRA for qualified higher education expenses; or

     (11) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

     The exceptions in (5) and (7) above do not apply to IRAs. However, the owner may make a non-taxable transfer to an ex-spouse under a property settlement or divorce decree. The exception in (4) above applies to IRAs but without the requirement of leaving employment.

     We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS--TAX-SHELTERED ANNUITIES

     The Code limits the withdrawal of amounts attributable to purchase payments made by owners under a salary reduction agreement. Withdrawals can only be made when a contract owner:


     (1) reaches age 59 1/2;


     (2) leaves his or her job;

     (3) dies;

CONSECO VARIABLE INSURANCE COMPANY

2002 Account I
VARIABLE ANNUITY
================================================================================

     (4) becomes disabled (as that term is defined in the Code);

     (5) in the case of hardship; or

     (6) pursuant to a qualified domestic relations order, if otherwise permitted.

     However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings. You should consult your tax adviser about your own circumstances.

DEATH BENEFITS

     Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or annuity payments. Estate taxes may also apply.

     Certain death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the Internal Revenue Service could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under age 59 1/2.

     The death benefits available for use with a Qualified Contract may be considered by the Internal Revenue Service as Oincidental death benefits.O The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provisions of such benefits could result in currently taxable income to the owners of the Qualified Contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or account value. The contract offers death benefits which may exceed the greater of purchase payments or account (contract) value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

DIVERSIFICATION

     The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the investment portfolios are being managed so as to comply with the requirements.

INVESTOR CONTROL

     Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not us would be considered the owner of the shares of the investment portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent under federal tax law, owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the investment portfolios.

     Due to the uncertainty in this area, we reserve the right to modify the contract as reasonably deemed necessary to maintain favorable tax treatment.

PERFORMANCE

     We may periodically advertise performance of the annuity investment in the various investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the fees and expenses of the investment portfolio. It does not reflect the deduction of any applicable contract maintenance charge and contingent deferred sales charge. The deduction of any applicable contract maintenance charge and contingent deferred sales charge would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include standardized average annual total return figures which reflect the deduction of the insurance charges, contract maintenance charge, contingent deferred sales charge and the fees and expenses of the investment portfolio.

     For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding portfolios, modified to

================================================================================

reflect the charges and expenses of the contract as if the contract had been in existence during the period stated in the advertisement. These figures should not be interpreted to reflect actual historical performance.

     We may, from time to time, include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

OTHER INFORMATION

THE SEPARATE ACCOUNT

     We established a separate account, Conseco Variable Annuity Account I (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Texas Insurance law on August 23, 2000. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940.

     The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

     The obligations under the contracts are obligations of Conseco Variable Insurance Company.

DISTRIBUTOR

     Conseco Equity Sales, Inc. (CES), 11815 N. Pennsylvania Street, Carmel, Indiana 46032, acts as the distributor of the contracts. CES, our affiliate, is registered as a broker-dealer under the Securities Exchange Act of 1934. CES is a member of the National Association of Securities Dealers, Inc.

     Commissions will be paid to broker-dealers who sell the contracts. Broker-dealer commissions may cost up to ___% of purchase payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

OWNERSHIP

     OWNER. You, as the OWNER of the contract, have all the rights under the contract. The owner is as designated at the time the contract is issued, unless changed. You can change the owner at any time. A change will automatically revoke any prior owner designation. The change request must be in writing.

     JOINT OWNER. The contract can be owned by JOINT OWNERS. Any joint owner must be the spouse of the other owner (except where not permitted under state law). Upon the death of either joint owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated in a written notice.

BENEFICIARY

     The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

ASSIGNMENT

     You can assign the contract at any time during your lifetime. We will not be bound by the assignment until we receive the written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

     If the contract is issued pursuant to a qualified plan, there are limitations on your ability to assign the contract.

INTERNAL APPEAL PROCEDURES

     The following internal appeals procedures apply to any controversy relating to the Contract. These procedures are available to the owner, beneficiary or assignee of the contract.

APPEAL OF FINAL DECISION

o If you wish to appeal from a final decision regarding the contract, you must send us a written request within sixty (60) days of the date of our written notice of final decision;

o Your request should contain the reason for the appeal and any supporting evidence or documentation;

CONSECO VARIABLE INSURANCE COMPANY

2002 Account I
VARIABLE ANNUITY
================================================================================

o Within 45 days of receipt of your appeal request, we will inform you of the outcome of your appeal or whether additional information is requested;

o If additional information is requested, we will inform you of the outcome of your appeal within 30 days after we receive the requested information.

o If requested information is provided, we will decide your appeal within 60 days of the request based on the information provided.

DISPUTE RESOLUTION PROCEDURES

o You may attempt to resolve a dispute over a final decision through mediation and/or arbitration;

o Proceedings will be conducted in accordance with the Insurance Dispute Resolution Program as administered by the American Arbitration Association;

o If the dispute is submitted to arbitration, the arbitration award may be entered in a court of law.

     These procedures may not be available in your state.

FINANCIAL STATEMENTS

     Our financial statements have been included in the Statement of Additional Information and should be considered only as a bearing upon the ability of the Company to meet its obligations under the Contract. There are no financial statements for the Separate Account because the Separate Account commenced operations as of the date of this prospectus.

APPENDIX A--PARTICIPATING INVESTMENT PROGRAMS

     Below is a summary of the investment objectives and strategies of each investment Portfolio available under the Contract. There can be no assurance that the investment objectives will be achieved.

     The Fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each portfolio.



THE ALGER AMERICAN FUND

     The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following portfolios are available under the Contract:

ALGER AMERICAN GROWTH PORTFOLIO

     The Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

     The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can borrow money in amounts of up to one-third of its total assets to buy additional securities.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

     The Alger American MidCap Growth Portfolio seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

     The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

     American Century Variable Portfolios, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is American Century Investment Management, Inc. The following portfolios are available under the Contract:

VP INCOME & GROWTH FUND

     The VP Income & Growth Fund seeks dividend growth, current income and capital appreciation by investing in common stocks. The fund's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology.

VP INTERNATIONAL FUND

     The VP International Fund seeks capital growth. The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth. International investment involves special risk considerations. These include economic and political conditions, expected inflation rates and currency fluctuations.

VP VALUE FUND

     The VP Value Fund seeks long-term capital growth. Income is a secondary objective. In selecting stocks for the VP Value Fund, the fund managers look for stocks of medium to large companies that they believe are undervalued at the time of purchase.

BERGER INSTITUTIONAL PRODUCTS TRUST


   Berger Institutional Products Trust is a mutual fund with multiple portfolios. Berger LLC is the investment advisor for the Berger IPT--Growth Fund, Berger IPT--Large Cap Growth Fund, the Berger IPT--Small Company Growth Fund and the Berger IPT--International Fund. BBOI Worldwide LLC, a joint venture between Berger LLC and the Bank of Ireland Asset Management (U.S.) Limited
(BIAM) was the investment advisor for the Berger IPT--International Fund until May 12, 2000, when Berger LLC became the Fund's advisor. Berger LLC has delegated daily management of the Fund to BIAM as sub-adviser. The following companies provide investment management and administrative services to the Funds. Berger LLC serves as investment advisor, sub-advisor or administrator to mutual

CONSECO VARIABLE INSURANCE COMPANY

2002 Account I
VARIABLE ANNUITY
================================================================================

funds and institutional investors. Berger LLC has been in the investment advisory business for 26 years. When acting as investment advisor, Berger LLC is responsible for managing the investment operations of the Funds. Berger LLC also provides administrative services to the Funds. BIAM serves as investment advisor or sub-advisor to pension and profit-sharing plans and other institutional investors and mutual funds. Bank of Ireland's investment management group was founded in 1966. As sub-advisor, BIAM provides day-to day management of the investment operations of the Berger IPT--International Fund.


BERGER IPT--GROWTH FUND


     The Berger IPT--Growth Fund aims for long-term capital appreciation. In pursuing that goal, the fund primarily invests in the common stocks of established companies with the potential for strong growth potential.


BERGER IPT--INTERNATIONAL FUND

     The Berger IPT--International Fund aims for long-term capital appreciation. In pursuing that goal, the fund primarily invests in a Portfolio consisting of common stocks of well-established foreign companies.


BERGER IPT--LARGE CAP GROWTH FUND


     The Berger IPT--Large Cap Growth Fund aims for capital appreciation. In pursuing that goal the fund primarily invests in the securities of well-established companies that have the potential for growth.

BERGER IPT--SMALL COMPANY GROWTH FUND

     The Berger IPT--Small Company Growth Fund aims for capital appreciation. In pursuing that goal, the fund primarily invests in the common stocks of small companies with the potential for rapid revenue and earnings growth.




CONSECO SERIES TRUST

     Conseco Series Trust is managed by Conseco Capital Management, Inc. (CCM) which is an affiliate of Conseco Variable. Conseco Series Trust is a mutual fund with multiple portfolios. The following portfolios are available under the
Contract:

BALANCED PORTFOLIO

     The Balanced Portfolio seeks a high total investment return, consistent with the preservation of capital and prudent investment risk. Normally, the portfolio invests approximately 50-65% of its assets in equity securities, and the remainder in a combination of fixed income securities, or cash equivalents.

CONSECO 20 FOCUS PORTFOLIO

     The Conseco 20 Focus Portfolio seeks capital appreciation. Normally, the Portfolio will invest at least 65% of its assets in common stocks of companies that the Adviser believes have above-average growth prospects. The Portfolio is non-diversified and will normally concentrate its investments in a core position of approximately 20-30 common stocks.

EQUITY PORTFOLIO

     The Equity Portfolio seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The portfolio will invest primarily in selected equity securities, including common stocks and other securities having the investment characteristics of common stocks, such as convertible securities and warrants.

FIXED INCOME PORTFOLIO

     The Fixed Income Portfolio seeks the highest level of income consistent with preservation of capital. The Portfolio invests primarily in investment grade debt securities.

GOVERNMENT SECURITIES PORTFOLIO

     The Government Securities Portfolio seeks safety of capital, liquidity and current income. The portfolio will invest primarily in securities issued by the U.S. government or an agency or instrumentality of the U.S. government.

HIGH YIELD PORTFOLIO

     The High Yield Portfolio seeks to provide a high level of current income with a secondary objective of capital appreciation. Normally, the adviser invests at least 65% of the Portfolio's assets in below investment grade securities (those rated BB+/Ba1 or lower by independent rating agencies).

MONEY MARKET PORTFOLIO

     The Money Market Portfolio seeks current income consistent with stability of capital and liquidity. The portfolio may invest in U.S. government securities, bank obligations, commercial paper obligations, short-term corporate debt securities and municipal obligations.


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

     The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and the sub-advisor is NCM Capital Management Group, Inc.

================================================================================

     The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests primarily in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS STOCK INDEX FUND (INITIAL SHARES)

     The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and Mellon Equity Associates.

     The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)

     The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the portfolios is The Dreyfus Corporation. The following portfolios are available under the Contract:

DREYFUS VIF--DISCIPLINED STOCK PORTFOLIO

     The Dreyfus VIF--Disciplined Stock Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the Portfolio invests in a blended portfolio of growth and value stocks chosen through a disciplined investment process.

DREYFUS VIF--INTERNATIONAL VALUE PORTFOLIO

     The Dreyfus VIF--International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio ordinarily invests most of its assets in equity securities of foreign issuers which Dreyfus considers to be "value" companies.

FEDERATED INSURANCE SERIES

     Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II and the Federated Utility Fund II. Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II and the Federated International Small Company Fund II. The following portfolios are available under the Contract:

FEDERATED HIGH INCOME BOND FUND II

     The Federated High Income Bond Fund II's investment objective is to seek high current income by investing primarily in a professionally managed, diversified Portfolio of fixed income securities. The fund pursues its investment objective by investing in a diversified portfolio of high-yield, lower-rated corporate bonds.

FEDERATED INTERNATIONAL EQUITY FUND II

     The Federated International Equity Fund II's investment objective is to obtain a total return on its assets. The fund's total return will consist of two components: (1) changes in the market value of its Portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities.

FEDERATED INTERNATIONAL SMALL COMPANY FUND II

     The Federated International Small Company Fund II's investment objective is to provide long-term growth of capital. The fund pursues its investment objective by investing primarily in equity securities of foreign companies that have a market capitalization at the time of purchase of $1.5 billion or less.

FEDERATED UTILITY FUND II

     The Federated Utility Fund II's investment objective is to achieve high current income and moderate capital appreciation. The fund pursues its investment objective by investing under normal market conditions, at least 65% of its assets in equity securities (including convertible securities) of companies that derive at least 50% of their revenues from the provision of electricity, gas and telecommunications related services.

FIRST AMERICAN INSURANCE PORTFOLIOS

     First American Insurance Portfolios is a mutual fund with multiple portfolios. U.S. Bancorp Piper Jaffray Asset Management serves as the investment advisor to the Portfolios. The following portfolios are available under the contract:

FIRST AMERICAN LARGE CAP GROWTH PORTFOLIO

     First American Large Cap Growth Portfolio's investment objective is long-term growth of capital. Under normal market conditions, the Portfolio invests primarily (at least

CONSECO VARIABLE INSURANCE COMPANY

2002 Account I
VARIABLE ANNUITY
================================================================================


75% of its total assets) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase.

FIRST AMERICAN MID CAP GROWTH PORTFOLIO

     First American Mid Cap Growth Portfolio's investment objective is growth of capital. Under normal market conditions, the Portfolio invests primarily (at least 75% of its total assets) in common stocks of mid-capitalization companies that have market capitalizations at the time of purchase of at least within the range of market capitalizations of companies constituting the Russell Midcap Index.

INVESCO VARIABLE INVESTMENT FUNDS, INC.

     INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser for the Fund. The following portfolios are available under the contract:

INVESCO VIF--EQUITY INCOME FUND

     The INVESCO VIF--Equity Income Fund attempts to provide high total return through both growth and income from these investments. The fund primarily invests in dividend-paying common and preferred stocks. Although the fund focuses on the stocks of larger companies with a strong record of paying dividends, it also may invest in companies that have not paid regular dividends. The Fund's equity investments are limited to stocks that can be traded easily in the United States, it may however, invest in foreign securities in the form of American Depository Receipts (ADRs). The rest of the fund's assets are invested in debt securities, generally corporate bonds that are rated investment grade or better. The fund also may invest up to 15% of its assets in lower-grade debt securities commonly known as "junk bonds."

INVESCO VIF--FINANCIAL SERVICES FUND

     The INVESCO VIF--Financial Services Fund seeks to make an investment grow. It is aggressively managed. Although the Fund can invest in debt securities, it invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund invests primarily in the equity securities of companies involved in the financial services sector.

INVESCO VIF--HEALTH SCIENCES FUND

     The INVESCO VIF--Health Sciences Fund seeks to make an investment grow. It is aggressively managed. Although the Fund can invest in debt securities, it invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as options and other investments whose values are based upon the values of equity securities. The fund invests primarily in the equity securities of companies that develop, produce or distribute products or services related to health care.

INVESCO VIF--HIGH YIELD FUND

     The INVESCO VIF--High Yield Fund seeks to provide a high level of current income, with growth of capital as a secondary objective. It invests primarily in lower-rated debt securities, commonly called "junk bonds" and preferred stock, including securities issued by foreign companies.

INVESCO VIF--REAL ESTATE OPPORTUNITY FUND

     The INVESCO VIF--Real Estate Opportunity Fund seeks to make an investment grow. It also seeks to provide current income. The Fund is aggressively managed. Although the Fund can invest in debt securities, it invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other instruments whose values are based upon the values of equity securities. The Fund invests primarily in the equity securities of companies doing business in the real estate industry, including real estate investment trusts ("REITS").

INVESCO VIF--TECHNOLOGY FUND

     The INVESCO VIF--Technology Fund seeks to make an investment grow. It is aggressively managed. Although the Fund can invest in debt securities, it invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as options and other investments whose values are based upon the values of equity securities. The Fund invests primarily in the equity securities of companies engaged in technology-related industries.

INVESCO VIF--TELECOMMUNICATIONS FUND

     The INVESCO VIF--Telecommunications Fund seeks to make an investment grow. It also seeks to provide current income. It invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose

================================================================================

values are based upon the values of equity securities. It can also invest in debt securities. The Fund invests primarily in the equity securities of companies engaged in the design, development, manufacture, distribution, or sale of communications services and equipment and companies that are involved in supplying equipment or services to such companies.

JANUS ASPEN SERIES (INSTITUTIONAL SHARES)

     Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Corporation is the investment adviser to the fund. The following portfolios are available under the contract:

AGGRESSIVE GROWTH PORTFOLIO

     The Aggressive Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies.

GROWTH PORTFOLIO

     The Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

WORLDWIDE GROWTH PORTFOLIO

     The Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The portfolio may at times invest in fewer than five countries or even a single country.

LAZARD RETIREMENT SERIES, INC.

     Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management serves as the investment manager of the portfolios. The investment manager is a division of Lazard Freres & Co., LLC, a New York limited liability company, which is registered as an investment adviser with the SEC. The following portfolios are available under the contract:

LAZARD RETIREMENT EQUITY PORTFOLIO

     The Lazard Retirement Equity Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively large U.S. companies with market capitalizations in the range of the S&P 500(R)Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

LAZARD RETIREMENT SMALL CAP PORTFOLIO

     The Lazard Retirement Small Cap Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively small U.S. companies with market capitalizations in the range of the Russell 2000(R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

LORD ABBETT SERIES FUND, INC.

     Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord Abbett & Co. The following portfolio is available under the contract:

GROWTH AND INCOME PORTFOLIO

     The Growth and Income Portfolio's investment objective is long-term growth of capital and income without excessive fluctuations in market value.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

     Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. The fund is managed by Neuberger Berman Management, Inc. The following portfolios are available under the contract:

LIMITED MATURITY BOND PORTFOLIO

     The Limited Maturity Bond Portfolio seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. To pursue these goals, the Portfolio invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage- and asset-backed securities.


MIDCAP GROWTH PORTFOLIO

     The Midcap Growth Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries.

CONSECO VARIABLE INSURANCE COMPANY

2002 Account I
VARIABLE ANNUITY
================================================================================


PARTNERS PORTFOLIO

     The Partners Portfolio seeks growth of capital. To pursue this goal, the Portfolio invests mainly in common stocks of mid- to large-capitalization companies. The managers look for well-managed companies whose stock prices are believed to be undervalued.


PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)


     Pioneer Variable Contracts Trust is managed by Pioneer Investment Management, Inc. The Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. The following Class II portfolios are available under the contract:

PIONEER EQUITY-INCOME VCT PORTFOLIO

     The Pioneer Equity-Income VCT Portfolio seeks current income and long-term growth of capital from a Portfolio consisting primarily of income-producing equity securities of U.S. corporations.

PIONEER EUROPE VCT PORTFOLIO

     The Pioneer Europe VCT Portfolio seeks long-term growth of capital. The portfolio invests primarily in equity securities of European issuers.


PIONEER FUND VCT PORTFOLIO

     The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.


RYDEX VARIABLE TRUST

     Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Global Advisors. The following portfolios are available under the contract:

NOVA FUND

     The Nova Fund seeks to provide investment returns that correspond to 150% of the daily performance of the Standard & Poor's 500 Composite Stock Price Index. Unlike traditional index funds, as its primary investment strategy, the Fund invests to a significant extent in futures contracts and options on: securities, futures contracts and stock indexes. On a day-to-day basis, the Fund holds U.S. government securities to collateralize these futures and options contracts.


OTC FUND

     The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index(TM). The Fund invests principally in securities of companies included in the NASDAQ 100 Index(TM). It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions.


U.S. GOVERNMENT MONEY MARKET FUND

     The U.S. Government Money Market Fund seeks to provide security of principal, high current income and liquidity. The Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

SELIGMAN PORTFOLIOS, INC.

     Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following portfolios are available under the contract:


SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO (CLASS 2 SHARES)


     The Seligman Communications and Information Portfolio seeks capital gain. The Portfolio invests at least 80% of its net assets, exclusive of government securities, short-term notes, and cash and cash equivalent, in securities of companies operating in the communications, information and related industries. The Portfolio generally invests at least 65% of its total assets in securities of companies engaged in these industries. The Portfolio may invest in companies of any size.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO (CLASS 2 SHARES)


     The Seligman Global Technology Portfolio seeks long-term capital appreciation. The Portfolio generally invests at least 65% of its assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries. The Portfolio may invest in companies of any size.

STRONG OPPORTUNITY FUND II, INC.

     Strong Opportunity Fund II, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following portfolio is available under the contract:

OPPORTUNITY FUND II

     The Opportunity Fund II seeks capital growth. The fund invests primarily in stocks of medium-capitalization

================================================================================

companies that the fund's manager believes are underpriced, yet have attractive growth prospects.

STRONG VARIABLE INSURANCE FUNDS, INC.

     Strong Variable Insurance Funds, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following portfolio is available under the contract:

MID-CAP GROWTH FUND II

     The Mid-Cap Growth Fund II seeks capital appreciation. The fund invests at least 65% of its assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for accelerating growth of earnings, cash flow, or asset value.

VAN ECK WORLDWIDE INSURANCE TRUST

     Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following portfolios are available under the Contract:

WORLDWIDE BOND FUND

     The Worldwide Bond Fund seeks high total return--income plus capital appreciation--by investing globally, primarily in a variety of debt securities. The fund's long-term assets will consist of debt securities rated B or better by Standard & Poor's or Moody's Investors Service.

WORLDWIDE EMERGING MARKETS FUND

     The Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing in primarily equity securities in emerging markets around the world. The fund emphasizes investment in countries that have relatively low gross national product per capita, as well as the potential for rapid economic growth.

WORLDWIDE HARD ASSETS FUND

     The Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in Ohard asset securities.O Income is a secondary consideration.

WORLDWIDE REAL ESTATE FUND

     The Worldwide Real Estate Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

CONSECO VARIABLE INSURANCE COMPANY

2002 Account I
VARIABLE ANNUITY
================================================================================
APPENDIX B--ACCUMULATION UNIT VALUES

     The following table shows the Accumulation Unit values and the number of Accumulation Units outstanding for the Subaccounts of the Separate Account Investing In the funds for the periods Indicated. The Information Is derived from the financial statements of the Separate Account.

     Each Subaccount has 3 sets of accumulation unit values that reflect the 3 levels of insurance charges under the Contract. The accumulation unit value does not reflect the deduction ofother charges, such as the Contract Maintenance Charge and Rider charges.


                                                       STANDARD CONTRACT

                                                                 2001          2000         1999        1998         1997
-------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT INVESTING IN:
-------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:  GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $14.638          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $13.409          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...     1,511          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:  LEVERAGED ALLCAP PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $17.259          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $16.041          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...        38          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:  MIDCAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $16.518          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $15.987          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...     1,236          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:  SMALL CAPITALIZATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $8.768          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $7.901          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...       298          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIO, INC.:  INCOME & GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $11.901          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $11.178          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...       284          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIO, INC.:  INTERNATIONAL FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $11.688          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $10.295          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...        17          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIO, INC.:  VALUE FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $12.477          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $12.947          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...    11,092          N/A          N/A         N/A          N/A

===============================================================================================================================

                                                       STANDARD CONTRACT

                                                                 2001          2000         1999        1998         1997
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
-------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST:  GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $9.883          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $8.513          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...     7,461          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST:  INTERNATIONAL FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $10.708          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $9.751          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST:  LARGE CAP GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $14.196          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $12.448          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST:  NEW GENERATION FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $3.944          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $2.950          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...     9,529          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST:  SMALL COMPANY GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $13.959          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $11.184          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...     5,829          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:  BALANCED PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $13.901          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $13.213          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...       521          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:  CONSECO 20 FOCUS PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $5.912          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $4.481          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...     6,048          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:  EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $15.065          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $14.344          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...       289          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:  FIXED INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $11.622          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $11.869          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...     2,817          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:  GOVERNMENT SECURITIES PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $11.327          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $11.620          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...       172          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:  HIGH YIELD PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $10.506          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $10.400          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...    52,447          N/A          N/A         N/A          N/A

CONSECO VARIABLE INSURANCE COMPANY

2002 Account I
VARIABLE ANNUITY
===============================================================================================================================

                                                       STANDARD CONTRACT

                                                                 2001          2000         1999        1998         1997
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
-------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:  MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $11.392          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $11.471          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...    47,317          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $11.878          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $10.534          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...        30          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND (INITIAL SHARES)
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $12.046          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $11.166          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...    13,989          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND:  DISCIPLINED STOCK PORTFOLIO (INITIAL SHARES)
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $10.414          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $9.604          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...       207          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND: INTERNATIONAL VALUE PORTFOLIO (INITIAL SHARES)
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $10.482          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $9.657          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...       362          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:  HIGH INCOME BOND FUND II
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $9.026          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $8.963          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...     8,243          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:  INTERNATIONAL EQUITY FUND II
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $13.194          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $11.094          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:  INTERNATIONAL SMALL COMPANY FUND II
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $9.517          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $7.899          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:  UTILITY FUND II
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $9.725          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $8.723          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...       274          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
FIRST AMERICAN INSURANCE PORTFOLIOS:  LARGE CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $9.409          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $8.289          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
FIRST AMERICAN INSURANCE PORTFOLIOS:  MID CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $9.711          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $8.493          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

===============================================================================================================================

                                                       STANDARD CONTRACT

                                                                 2001          2000         1999        1998         1997
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.:  EQUITY INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $11.443          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $10.836          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...       150          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.:  FINANCIAL SERVICES FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $10.430          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $9.691          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...    12,774          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.:  HEALTH SCIENCES FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $10.365          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $10.226          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...    10,400          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.:  HIGH YIELD FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $8.372          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $7.489          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.:  REAL ESTATE OPPORTUNITY FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $10.259          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $10.110          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...    54,233          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.:  TECHNOLOGY FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $9.094          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $7.236          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...     8,547          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.:  TELECOMMUNICATIONS FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $8.264          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $5.772          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:  AGGRESSIVE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $13.934          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $11.477          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...       727          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:  GROWTH PORTFOLIO - SERVICE SHARES (INSTITUTIONAL SHARES)
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $10.008          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $9.123          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...     4,056          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:  WORLDWIDE GROWTH PORTFOLIO - SERVICE SHARES (INSTITUTIONAL SHARES)
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $10.019          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $9.500          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...       168          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.:  EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $11.548          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $10.498          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

CONSECO VARIABLE INSURANCE COMPANY

2002 Account I
VARIABLE ANNUITY
===============================================================================================================================

                                                       STANDARD CONTRACT

                                                                 2001          2000         1999        1998         1997
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
-------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.:  SMALL CAP PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $12.638          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $13.478          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...    48,547          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.:  GROWTH AND INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $13.617          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $13.071          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...       519          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:  LIMITED MATURITY BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $11.219          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $11.561          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...    47,138          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:  MIDCAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $9.889          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $8.610          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...     6,913          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:  PARTNERS PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $10.499          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $10.131          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST:  EQUITY-INCOME PORTFOLIO (CLASS II SHARES)
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $9.594          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $9.155          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...     1,334          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST:  EUROPE PORTFOLIO (CLASS II SHARES)
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $8.035          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $7.508          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST:  FUND PORTFOLIO (CLASS II SHARES)
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $9.441          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $8.766          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...     4,038          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:  NOVA FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $13.201          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $11.405          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...    19,043          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:  OTC FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $17.973          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $15.102          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...    10,705          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:  U.S. GOVERNMENT MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $10.025          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $10.040          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...     4,685          N/A          N/A         N/A          N/A

===============================================================================================================================

                                                       STANDARD CONTRACT

                                                                 2001          2000         1999        1998         1997
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
-------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS:  COMMUNICATIONS AND INFORMATION PORTFOLIO (CLASS 2 SHARES)
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $6.165          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $5.742          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...     8,224          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS:  GLOBAL TECHNOLOGY (CLASS 2 SHARES)
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $5.836          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $5.162          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...    11,243          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $15.154          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $14.455          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...     1,089          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC.:  MID CAP GROWTH FUND II
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $16.521          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $13.423          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...     5,537          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST:  WORLDWIDE BOND FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $9.264          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $9.409          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...        21          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST:  WORLDWIDE EMERGING MARKETS FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $7.544          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $7.382          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...       137          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST:  WORLDWIDE HARD ASSETS FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $8.820          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $8.170          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...       826          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST:  WORLDWIDE REAL ESTATE FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $10.353          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $10.150          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...       669          N/A          N/A         N/A          N/A

CONSECO VARIABLE INSURANCE COMPANY

2002 Account I
VARIABLE ANNUITY
===============================================================================================================================

                                                       CONTRACT WITH GMDB OPTION

                                                                 2001          2000         1999        1998         1997
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
-------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:  GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $14.564          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $13.321          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:  LEVERAGED ALLCAP PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $17.173          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $15.936          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...       118          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:  MIDCAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $16.435          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $15.883          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...        81          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:  SMALL CAPITALIZATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $8.724          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $7.849          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIO, INC.:  INCOME & GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $11.841          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $11.105          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...        55          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIO, INC.:  INTERNATIONAL FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $11.630          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $10.228          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIO, INC.:  VALUE FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $12.415          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $12.863          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...       641          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST:  GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $9.833          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $8.458          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST:  INTERNATIONAL FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $10.654          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $9.687          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST:  LARGE CAP GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $14.125          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $12.367          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST:  NEW GENERATION FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $3.930          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $2.935          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

===============================================================================================================================

                                                   CONTRACT WITH GMDB OPTION

                                                                 2001          2000         1999        1998         1997
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
-------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST:  SMALL COMPANY GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $13.889          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $11.111          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:  BALANCED PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $13.831          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $13.127          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:  CONSECO 20 FOCUS PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $5.891          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $4.459          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:  EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $14.989          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $14.251          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:  FIXED INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $11.564          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $11.792          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...     2,779          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:  GOVERNMENT SECURITIES PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $11.270          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $11.544          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:  HIGH YIELD PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $10.469          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $10.348          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:  MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $11.335          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $11.397          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...       635          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $11.818          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $10.465          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...       172          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND (INITIAL SHARES)
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $11.985          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $11.093          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...       719          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND:  DISCIPLINED STOCK PORTFOLIO (INITIAL SHARES)
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $10.362          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $9.541          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

CONSECO VARIABLE INSURANCE COMPANY

2002 Account I
VARIABLE ANNUITY

===============================================================================================================================

                                                   CONTRACT WITH GMDB OPTION

                                                                 2001          2000         1999        1998         1997
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND: INTERNATIONAL VALUE PORTFOLIO (INITIAL SHARES)
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $10.429          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $9.594          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:  HIGH INCOME BOND FUND II
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $8.981          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $8.905          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:  INTERNATIONAL EQUITY FUND II
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $13.127          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $11.021          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:  INTERNATIONAL SMALL COMPANY FUND II
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $9.512          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $7.883          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:  UTILITY FUND II
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $9.676          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $8.666          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
FIRST AMERICAN INSURANCE PORTFOLIOS:  LARGE CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $9.404          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $8.272          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
FIRST AMERICAN INSURANCE PORTFOLIOS:  MID CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $9.705          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $8.475          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.:  EQUITY INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $11.385          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $10.765          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.:  FINANCIAL SERVICES FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $10.424          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $9.671          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...       835          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.:  HEALTH SCIENCES FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $10.360          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $10.205          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...       758          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.:  HIGH YIELD FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $8.330          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $7.440          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

===============================================================================================================================

                                                   CONTRACT WITH GMDB OPTION

                                                                 2001          2000         1999        1998         1997
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.:  REAL ESTATE OPPORTUNITY FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $10.254          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $10.089          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.:  TECHNOLOGY FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $9.089          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $7.222          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.:  TELECOMMUNICATIONS FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $8.260          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $5.760          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:  AGGRESSIVE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $13.864          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $11.402          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:  GROWTH PORTFOLIO - SERVICE SHARES (INSTITUTIONAL SHARES)
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $10.008          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $9.113          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...     1,080          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:  WORLDWIDE GROWTH PORTFOLIO - SERVICE SHARES (INSTITUTIONAL SHARES)
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $10.019          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $9.489          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...       130          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.:  EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $11.491          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $10.430          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.:  SMALL CAP PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $12.575          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $13.390          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...        98          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.:  GROWTH AND INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $13.549          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $12.986          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:  LIMITED MATURITY BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $11.162          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $11.486          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:  MIDCAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $9.884          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $8.593          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

CONSECO VARIABLE INSURANCE COMPANY

2002 Account I
VARIABLE ANNUITY

===============================================================================================================================

                                                   CONTRACT WITH GMDB OPTION

                                                                 2001          2000         1999        1998         1997
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
-------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:  PARTNERS PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $10.446          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $10.064          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST:  EQUITY-INCOME PORTFOLIO (CLASS II SHARES)
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $9.580          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $9.128          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST:  EUROPE PORTFOLIO (CLASS II SHARES)
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $8.022          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $7.485          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST:  FUND PORTFOLIO (CLASS II SHARES)
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $9.427          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $8.740          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:  NOVA FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $13.155          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $11.348          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:  OTC FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $17.910          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $15.026          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:  U.S. GOVERNMENT MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $10.019          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $10.020          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...     9,907          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS:  COMMUNICATIONS AND INFORMATION PORTFOLIO (CLASS 2 SHARES)
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $6.143          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $5.713          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS:  GLOBAL TECHNOLOGY (CLASS 2 SHARES)
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $5.815          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $5.136          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $15.078          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $14.361          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...        88          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC.:  MID CAP GROWTH FUND II
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $16.428          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $13.336          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

===============================================================================================================================

                                                   CONTRACT WITH GMDB OPTION

                                                                 2001          2000         1999        1998         1997
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
-------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST:  WORLDWIDE BOND FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $9.217          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $9.348          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST:  WORLDWIDE EMERGING MARKETS FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $7.506          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $7.334          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST:  WORLDWIDE HARD ASSETS FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $8.776          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $8.117          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...       826          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST:  WORLDWIDE REAL ESTATE FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $10.301          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $10.084          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

CONSECO VARIABLE INSURANCE COMPANY

2002 Account I
VARIABLE ANNUITY
===============================================================================================================================

                                               CONTRACT WITH GMDB & GMIB OPTIONS

                                                                 2001          2000         1999        1998         1997
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
-------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:  GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $14.491          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $13.235          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...       558          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:  LEVERAGED ALLCAP PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $17.087          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $15.833          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...     1,414          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:  MIDCAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $16.352          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $15.779          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:  SMALL CAPITALIZATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $8.680          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $7.798          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIO, INC.:  INCOME & GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $11.782          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $11.033          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...       282          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIO, INC.:  INTERNATIONAL FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $11.571          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $10.161          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIO, INC.:  VALUE FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $12.352          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $12.779          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...       610          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST:  GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $9.784          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $8.402          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...     2,679          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST:  INTERNATIONAL FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $10.600          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $9.624          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST:  LARGE CAP GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $14.054          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $12.287          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...       264          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST:  NEW GENERATION FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $3.916          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $2.920          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...     3,662          N/A          N/A         N/A          N/A

===============================================================================================================================

                                               CONTRACT WITH GMDB & GMIB OPTIONS

                                                                 2001          2000         1999        1998         1997
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
-------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST:  SMALL COMPANY GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $13.819          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $11.038          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...     2,446          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:  BALANCED PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $13.762          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $13.042          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...     2,099          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:  CONSECO 20 FOCUS PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $5.870          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $4.436          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...     2,324          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:  EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $14.914          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $14.158          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...     1,039          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:  FIXED INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $11.506          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $11.715          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...     3,472          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:  GOVERNMENT SECURITIES PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $11.213          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $11.469          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...     3,266          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:  HIGH YIELD PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $10.432          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $10.296          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:  MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $11.278          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $11.323          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...     1,033          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $11.759          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $10.397          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...       569          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND (INITIAL SHARES)
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $11.925          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $11.021          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...       508          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND:  DISCIPLINED STOCK PORTFOLIO (INITIAL SHARES)
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $10.310          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $9.479          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...       167          N/A          N/A         N/A          N/A

CONSECO VARIABLE INSURANCE COMPANY

2002 Account I
VARIABLE ANNUITY

===============================================================================================================================

                                               CONTRACT WITH GMDB & GMIB OPTIONS

                                                                 2001          2000         1999        1998         1997
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND: INTERNATIONAL VALUE PORTFOLIO (INITIAL SHARES)
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $10.377          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $9.531          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:  HIGH INCOME BOND FUND II
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $8.935          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $8.847          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...     1.090          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:  INTERNATIONAL EQUITY FUND II
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $13.061          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $10.950          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:  INTERNATIONAL SMALL COMPANY FUND II
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $9.507          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $7.867          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:  UTILITY FUND II
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $9.676          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $8.610          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
FIRST AMERICAN INSURANCE PORTFOLIOS:  LARGE CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $9.399          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $8.256          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
FIRST AMERICAN INSURANCE PORTFOLIOS:  MID CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $9.701          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $8.458          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.:  EQUITY INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $11.328          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $10.695          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...       358          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.:  FINANCIAL SERVICES FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $10.419          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $9.652          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.:  HEALTH SCIENCES FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $10.354          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $10.185          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...        12          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.:  HIGH YIELD FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $8.288          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $7.392          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...     2,177          N/A          N/A         N/A          N/A

===============================================================================================================================

                                               CONTRACT WITH GMDB & GMIB OPTIONS

                                                                 2001          2000         1999        1998         1997
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.:  REAL ESTATE OPPORTUNITY FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $10.248          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $10.069          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.:  TECHNOLOGY FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $9.084          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $7.207          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...     1,497          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.:  TELECOMMUNICATIONS FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $8.256          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $5.748          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:  AGGRESSIVE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $13.794          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $11.328          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...       411          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:  GROWTH PORTFOLIO - SERVICE SHARES (INSTITUTIONAL SHARES)
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $10.008          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $9.102          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...     1,155          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:  WORLDWIDE GROWTH PORTFOLIO - SERVICE SHARES (INSTITUTIONAL SHARES)
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $10.019          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $9.478          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...       997          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.:  EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $11.433          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $10.362          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...     1,624          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.:  SMALL CAP PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $12.512          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $13.303          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...     4,634          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.:  GROWTH AND INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $13.481          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $12.902          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...     1,997          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:  LIMITED MATURITY BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $11.107          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $11.411          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...     1,027          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:  MIDCAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $9.879          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $8.575          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...     2,641          N/A          N/A         N/A          N/A

CONSECO VARIABLE INSURANCE COMPANY

2002 Account I
VARIABLE ANNUITY

===============================================================================================================================

                                               CONTRACT WITH GMDB & GMIB OPTIONS

                                                                 2001          2000         1999        1998         1997
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
-------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:  PARTNERS PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $10.394          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $9.999          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST:  EQUITY-INCOME PORTFOLIO (CLASS II SHARES)
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $9.565          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $9.100          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...     1,092          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST:  EUROPE PORTFOLIO (CLASS II SHARES)
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $8.010          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $7.462          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST:  FUND PORTFOLIO (CLASS II SHARES)
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $9.412          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $8.714          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:  NOVA FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $13.108          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $11.291          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...     1,998          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:  OTC FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $17.847          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $14.951          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...     1,663          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:  U.S. GOVERNMENT MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $10.014          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $10.000          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS:  COMMUNICATIONS AND INFORMATION PORTFOLIO (CLASS 2 SHARES)
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $6.121          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $5.684          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...     2,587          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS:  GLOBAL TECHNOLOGY (CLASS 2 SHARES)
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $5.794          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $5.110          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...     4,973          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $15.002          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $14.267          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...     2,119          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC.:  MID CAP GROWTH FUND II
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $16.356          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $13.249          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...     1,940          N/A          N/A         N/A          N/A

===============================================================================================================================

                                               CONTRACT WITH GMDB & GMIB OPTIONS

                                                                 2001          2000         1999        1998         1997
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
-------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST:  WORLDWIDE BOND FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $9.171          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $9.287          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...       769          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST:  WORLDWIDE EMERGING MARKETS FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $7.468          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $7.286          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST:  WORLDWIDE HARD ASSETS FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............    $8.732          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................    $8.064          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...         0          N/A          N/A         N/A          N/A

-------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST:  WORLDWIDE REAL ESTATE FUND
-------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period..............   $10.249          N/A          N/A         N/A          N/A
Accumulation unit value at end of period....................   $10.018          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period...       516          N/A          N/A         N/A          N/A

CONSECO VARIABLE INSURANCE COMPANY

2002 Account I
VARIABLE ANNUITY
================================================================================

APPENDIX C--EARNINGS PROTECTION ADDITIONAL DEATH BENEFIT RIDER EXAMPLES


     The following examples demonstrate how the Earnings Protection Additional Death Benefit Rider base and optional death benefits are calculated. Each example assumes a $100,000 initial Purchase Payment, a $25,000 Purchase Payment on the second Contract Anniversary, and no withdrawals. The examples also assume that the contract is issued to one Owner who is age 60 on the issue date. Finally, each example assumes that the death of the Owner occurs on the 7th Contract Anniversary.

MARKET INCREASE EXAMPLE

     The Contract Value as of the date we receive due proof of death of the Owner is $150,000. The following benefits would be payable by the rider:

Base Death Benefit
Contract Value = ....................................................  $150,000
Sum of all Purchase Payments reduced by Equivalency Withdrawals = ...  $125,000
Contract Gain = .....................................................  $ 25,000
All Purchase Payments applied to the Base Contract except
  Purchase Payments applied within 12 months prior to the
  date of death, reduced by all Equivalency Withdrawals
  during the life of the Base Contract = ............................  $125,000

Eligible Gain = Lesser of $25,000 or $125,000 = .....................  $ 25,000

Base Death Benefit = 50% x Eligible Gain = ..........................  $ 12,500

Optional Death Benefit (paid in addition to the base
   death benefit)
Optional Coverage Percentage = ......................................        40%
Initial Purchase Payment less Equivalency Withdrawals = .............  $100,000
Sum of all Purchase Payments reduced by withdrawals, less
  Contract Value, when the sum of all Purchase Payments
  reduced by Withdrawals is greater than Contract Value = ...........       N/A

Optional Gain = (40% x $100,000) = ..................................  $ 40,000

Optional Death Benefit = 50% x Optional Gain = ......................  $ 20,000

Total Death Benefit provided by the rider = $12,500 + $20,000 = .....  $ 32,500

================================================================================

MARKET DECREASE EXAMPLE

   The Contract Value as of the date we receive due proof of death of the Owner is $104,000. The following benefits would be payable by the rider:

Base Death Benefit
Contract Value = ....................................................  $104,000
Sum of all Purchase Payments reduced by Equivalency Withdrawals = ...  $125,000
Contract Gain = .....................................................  $      0
All Purchase Payments applied to the Base Contract except
  Purchase Payments applied within 12 months prior to the date of death, reduced by all Equivalency Withdrawals during the life of the Base Contract = .......................................  $125,000
Eligible Gain = Lesser of $0 or $125,000 = ..........................  $      0
Base Death Benefit = 50% x Eligible Gain = ..........................  $      0

Optional Death Benefit (paid in addition to the base
  death benefit)
Optional Coverage Percentage = ......................................        40%
Initial Purchase Payment less Equivalency Withdrawals = .............  $100,000
Sum of all Purchase Payments reduced by withdrawals, less
  Contract Value, when the sum of all Purchase Payments
  reduced by Withdrawals is greater than Contract
Value = $125,000 - $104,000 = .......................................  $ 21,000

Optional Gain = 40% x $100,000 - $21,000 = ..........................  $ 19,000

Optional Death Benefit = 50% x Optional Gain = ......................  $  9,500

Total Death Benefit provided by the rider = $0 + $9,500 = ...........  $  9,500

CONSECO VARIABLE INSURANCE COMPANY


2002 Account I
VARIABLE ANNUITY
================================================================================


Table of Contents of the Statement of Additional Information

INDEX OF SPECIAL TERMS

COMPANY

INDEPENDENT ACCOUNTANTS

LEGAL OPINIONS

DISTRIBUTION

REDUCTION OR ELIMINATION OF CONTINGENT DEFERRED

SALES CHARGE

CALCULATION OF PERFORMANCE INFORMATION

FEDERAL TAX STATUS

ANNUITY PROVISIONS

FINANCIAL STATEMENTS


.................................................................................
                             (cut along dotted line)


If you would like a free copy of the Statement of Additional Information dated May 1, 2002 for this Prospectus, please complete this form, detach, and mail to:

                       Conseco Variable Insurance Company
                              Administrative Office
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032
Gentlemen:

     Please send me a free copy of the Statement of Additional Information for the Conseco Variable Annuity Account I fixed and variable annuity at the following address:

     Name:_________________________________________________________________

     Mailing Address:______________________________________________________

                                   Sincerely,


                                   (Signature)



                       Conseco Variable Insurance Company
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032

================================================================================



                      [This Page Intentionally Left Blank]

                       STATEMENT OF ADDITIONAL INFORMATION



                       CONSECO VARIABLE ANNUITY ACCOUNT I



                       CONSECO VARIABLE INSURANCE COMPANY



      ADMINISTRATIVE OFFICE: 11815 NORTH PENNSYLVANIA ST., CARMEL, IN 46032
                              PHONE: (800) 557-7043




                  INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                           FLEXIBLE PURCHASE PAYMENTS

                                   MAY 1, 2002


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Conseco Advisor Variable Annuity Account (the "Separate Account"), dated May 1, 2002. You may obtain a copy of the current prospectus by writing to us at our Administrative Office: 11815 North Pennsylvania Street, Carmel, Indiana 46032, telephone: (800) 557-7043.



                                                                          CV2020

                                TABLE OF CONTENTS


CALCULATION OF YIELD QUOTATIONS................................................1
CALCULATION OF TOTAL RETURN QUOTATIONS.........................................2
FEDERAL TAX STATUS............................................................25
  General.....................................................................25
  Diversification.............................................................26
  Multiple Contracts..........................................................27
  Partial 1035 Exchanges......................................................27
  Contracts Owned by Other Than Natural Persons...............................27
  Tax Treatment of Assignments................................................27
  Gifting a Contract..........................................................27
  Death Benefits..............................................................27
  Income Tax Withholding......................................................28
  Tax Treatment of Withdrawals-- Non-Qualified Contracts......................28
  Withdrawals-- Investment Adviser Fees.......................................28
  Qualified Plans.............................................................28
  Roth IRAs...................................................................30
  Tax Treatment of Withdrawals-- Qualified Contracts..........................31
  Tax-Sheltered Annuities-- Withdrawal Limitations............................32
  Mandatory Distributions-- Qualified Plans...................................32
ANNUITY PROVISIONS............................................................32
  Variable Annuity Payout.....................................................32
  Annuity Unit................................................................33
  Fixed Annuity Payout........................................................33
INDEPENDENT ACCOUNTANTS.......................................................33
LEGAL OPINIONS................................................................33
DISTRIBUTION..................................................................33
  Reduction or Elimination of the Contingent Deferred Sales Charge............33
FINANCIAL STATEMENTS..........................................................34

CALCULATION OF YIELD QUOTATIONS

MONEY MARKET SUBACCOUNT

The Conseco Series Trust Money Market Subaccount's ("Money Market Subaccount") standard current and effective yield quotations may appear in sales material and advertising as calculated by the standard method prescribed by rules of the Securities and Exchange Commission.

The current yield quotation is based on a seven-day period and computed as follows: The Money Market Subaccount's daily net investment factor, minus one (1.00) is multiplied by 365 to produce an annualized yield. The annualized yield of the seven-day period is then averaged and carried to the nearest one-hundredth of one percent. This yield reflects investment results less deductions for investment advisory fees, fund expenses and insurance charges, including the deduction of the contract maintenance charge. Because of these deductions, the current yield for the Money Market Subaccount will be lower than the yield for the corresponding underlying money market fund of the Conseco Series Trust.

We may also provide standard yield quotations for the Subaccount investing in the U.S. Government Money Market Fund of the Rydex Variable Trust. Such yield quotations will also be calculated as described in this section.

We calculate the current yield using the following formula:

Current Yield   =  ((NCS-ES)/UV) X (365/7)

       Where:

       NCS      = the  net  change  in  the  value  of  the  Money  Market  fund
                  (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

       ES       = per unit charges  deducted from the  Subaccount  for the 7-day period.

       UV       = the unit value on the first day of the 7-day period.

The current yield for the 7-day period ended December 31, 2001 for the Money Market Subaccount was ____%.

The current yield for the 7-day period ended December 31, 2001 for the U.S. Government Money Market Subaccount was ______%.

We may also disclose the effective yield of the Money Market subaccount for the same seven-day period, determined on a compounded basis. We calculate the effective yield by compounding the unannualized base period return by adding one to the base return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

We calculate the effective yield using the following formula:

                                            365/7
       Effective Yield = (1 + ((NCS-ES)/UV))      - 1

       Where:

       NCS      = the net change in the value of the Money Market fund (not including any realized gains or losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) for the 7-day period attributable to a hypothetical subaccount having a balance of 1 Subaccount unit.

       ES       = per unit charges deducted from the hypothetical Subaccount for the 7-day period.

       UV       = the unit value for the first day of the 7-day period.

The yields on the Money Market Subaccount will generally fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield is affected by changes in interest rates on money market securities, average Subaccount maturity, the types and quality of fund securities held by the corresponding underlying money market fund of the Rydex Variable Trust and its operating expenses.

OTHER SUBACCOUNTS

The investment portfolios of the funds may advertise investment performance figures, including yield. Each Subaccount's yield will be based upon a stated 30-day period and will be computed by dividing the net investment income per accumulation unit earned during the period by the maximum offering price per accumulation unit on the last day of the period, according to the following formula:

                          YIELD = 2 ((A - B) + 1)6 - 1)
                          -----------------------------
                                       CD

Where:

       A = the net investment income earned during the period by the investment portfolio.

       B = the expenses accrued for the period (net of reimbursements, if any).

       C = the average daily number of accumulation units outstanding during the period.

       D = the maximum offering price per accumulation unit on the last day of the period.

CALCULATION OF TOTAL RETURN QUOTATIONS

STANDARD TOTAL RETURN

From time to time, we may advertise performance data. We may include standardized average annual total returns for one or more of the Subaccounts in advertising, sales literature or reports to contract owners or prospective purchasers. The standardized average annual total return for each Subaccount assumes that an investment has been held in that Subaccount for various periods of time, including a period measured from the date that Subaccount began operations.

Standardized average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which standardized average annual total returns are provided will be for the most recent calendar quarter practicable, considering the type and media of the communication, and will be stated in the communication.

Standardized average annual total returns will be calculated using Subaccount unit values that we calculate on each valuation day based on the performance of the Subaccount's underlying investment portfolio, adjusted to reflect the maximum fees and Contract charges including the deduction of surrender charges.

Average annual total return quotations are computed according to the following formula:

                                 P (1+T)n = ERV

       Where:
         P      = beginning hypothetical initial purchase payment of $1,000
         T      = average annual total return
         n      = number of years in period
         ERV    = ending redeemable value of a hypothetical $1,000 purchase payment made at the beginning of the one-, five- or 10-year period, at the end of the one-, five- or 10-year period (or fractional portion thereof)

YOU SHOULD NOTE THAT THE INVESTMENT RESULTS OF EACH SUBACCOUNT WILL FLUCTUATE OVER TIME, AND ANY PRESENTATION OF THE SUBACCOUNT'S TOTAL RETURN FOR ANY PERIOD SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT AN INVESTMENT MAY EARN OR WHAT YOUR TOTAL RETURN MAY BE IN ANY FUTURE PERIOD.

Standard average annual total returns for the Subaccounts as of December 31, 2001 are shown in the following Tables.

     >> Table 1 shows the performance of a Contract with the standard death benefit, and reflects the deduction of the 1.40% insurance charges. This charge can be increased to 1.65%.

     >> Table 2 shows the performance of a Contract with the guaranteed minimum death benefit, and reflects the deduction of the 1.70% insurance charges. This charge can be increased to 2.15%.

     >> Table 3 shows the performance of a Contract with the guaranteed minimum death benefit and guaranteed minimum income benefit, and reflects the deduction of the 2.00% insurance charges. This charge can be increased to 2.65%

All three Tables also reflect the deduction of the contingent deferred sales charge (surrender charge) of 7% during the first contract year (decreasing to 0% in the 8th contract year), and the deduction of the $30 contract maintenance charge The $30 contract maintenance charge is reflected as an annual charge of 0.__%, based on average Contract Value during the 2001 calendar year of ____, _____. The Tables do NOT show the effect of electing the earnings protection additional death benefit rider (and the deduction of its charge). Standard average annutal total returns for the Subaccounts would be lower if this rider was reflected.

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 1
                                            STANDARD DEATH BENEFIT CONTRACT
                  STANDARD AVERAGE ANNUAL TOTAL RETURNS(1) FOR THE SUBACCOUNTS AS OF DECEMBER 31, 2001
                                               SURRENDER CHARGES DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 1.40%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                 SUBACCOUNT                                   TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                                DATE        1 YEAR        5 YEAR         DATE
--------------------------------------------------------------- ------------- ------------ ------------- -------------
ALGER AMERICAN FUND
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American Growth Subaccount                                 7/2/01         N/A          N/A         -15.08%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American Leveraged AllCap Subaccount                       7/2/01         N/A          N/A         -13.84%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American MidCap Growth Subaccount                          7/2/01         N/A          N/A         -10.29%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American Small Capitalization Subaccount                   7/2/01         N/A          N/A         -16.47%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  VP Income & Growth Fund Subaccount                               7/2/01         N/A          N/A         -12.94%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  VP International Fund Subaccount                                 7/2/01         N/A          N/A         -18.35%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  VP Value Fund Subaccount                                         7/2/01         N/A          N/A          -3.83%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

BERGER INSTITUTIONAL PRODUCTS TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT-- Growth Fund Subaccount                              7/2/01         N/A          N/A         -20.14%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT-- International Fund Subaccount                       7/2/01         N/A          N/A         -15.59%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT-- Large Cap Growth Fund Subaccount                    7/2/01         N/A          N/A         -18.71%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT-- Small Company Growth Fund Subaccount                7/2/01         N/A          N/A         -25.73%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

CONSECO SERIES TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Balanced Subaccount                                              7/2/01         N/A          N/A         -11.89%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Conseco 20 Focus Subaccount                                      7/2/01         N/A          N/A         -29.73%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Equity Subaccount                                                7/2/01         N/A          N/A         -11.73%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Fixed Income Subaccount                                          7/2/01         N/A          N/A          -5.34%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Government Securities Subaccount                                 7/2/01         N/A          N/A          -4.91%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  High Yield Subaccount                                            7/2/01         N/A          N/A          -8.25%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Money Market Subaccount(2)                                       7/2/01         N/A          N/A          -6.66%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 1
                                            STANDARD DEATH BENEFIT CONTRACT
                  STANDARD AVERAGE ANNUAL TOTAL RETURNS(1) FOR THE SUBACCOUNTS AS OF DECEMBER 31, 2001
                                               SURRENDER CHARGES DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 1.40%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                 SUBACCOUNT                                   TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                                DATE        1 YEAR        5 YEAR         DATE
--------------------------------------------------------------- ------------- ------------ ------------- -------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. SUBACCOUNT
  (INITIAL SHARES)                                                 7/2/01         N/A          N/A         -17.79%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

DREYFUS STOCK INDEX FUND SUBACCOUNT (INITIAL SHARES)               7/2/01         N/A          N/A         -14.08%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Dreyfus VIF-- Disciplined Stock Subaccount                       7/2/01         N/A          N/A         -14.52%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Dreyfus VIF-- International Value Subaccount                     7/2/01         N/A          N/A         -14.60%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

FEDERATED INSURANCE SERIES
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated High Income Bond Fund II Subaccount                    7/2/01         N/A          N/A         -7.95%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated International Equity Fund II Subaccount                7/2/01         N/A          N/A         -22.06%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated International Small Company Fund II Subaccount         7/2/01         N/A          N/A         -23.06%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated Utility Fund II Subaccount                             7/2/01         N/A          N/A         -16.85%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

FIRST AMERICAN INSURANCE PORTFOLIOS
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  First American Large Cap Growth Subaccount                       7/2/01         N/A          N/A         -18.30%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  First American Mid Cap Growth Subaccount                         7/2/01         N/A          N/A         -18.90%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF-- Equity Income Fund Subaccount                      7/2/01         N/A          N/A         -12.23%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF-- Financial Services Fund Subaccount                 7/2/01         N/A          N/A         -13.89%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF-- Health Sciences Fund Subaccount                    7/2/01         N/A          N/A          -8.55%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF-- High Yield Fund Subaccount                         7/2/01         N/A          N/A         -17.08%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF-- Real Estate Opportunity Fund Subaccount            7/2/01         N/A          N/A          -8.66%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF-- Technology Fund Subaccount                         7/2/01         N/A          N/A         -26.23%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF-- Telecommunications Fund Subaccount                 7/2/01         N/A          N/A         -35.26%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

JANUS ASPEN SERIES
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Aggressive Growth Subaccount (Institutional Shares)              7/2/01         N/A          N/A         -23.64%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Growth Subaccount (Service Shares)                              8/13/01         N/A          N/A         -15.49%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Growth Subaccount (Service Shares)                    8/13/01         N/A          N/A         -12.09%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

LAZARD RETIREMENT SERIES, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Lazard Retirement Equity Subaccount                              7/2/01         N/A          N/A         -15.74%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Lazard Retirement Small Cap Subaccount                           7/2/01         N/A          N/A          -1.16%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

LORD ABBETT SERIES FUND, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Growth And Income Subaccount                                     7/2/01         N/A          N/A         -11.03%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Limited Maturity Bond Subaccount                                 7/2/01         N/A          N/A          -4.48%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Midcap Growth Subaccount                                         7/2/01         N/A          N/A         -19.29%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Partners Subaccount                                              7/2/01         N/A          N/A         -10.56%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 1
                                            STANDARD DEATH BENEFIT CONTRACT
                  STANDARD AVERAGE ANNUAL TOTAL RETURNS(1) FOR THE SUBACCOUNTS AS OF DECEMBER 31, 2001
                                               SURRENDER CHARGES DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 1.40%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                 SUBACCOUNT                                   TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                                DATE        1 YEAR        5 YEAR         DATE
--------------------------------------------------------------- ------------- ------------ ------------- -------------
PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Pioneer Equity-Income VCT Subaccount                             7/2/01         N/A          N/A         -11.56%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Pioneer Europe VCT Subaccount                                    7/2/01         N/A          N/A         -13.34%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Pioneer Fund VCT Subaccount                                      7/2/01         N/A          N/A         -13.93%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

RYDEX VARIABLE TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Nova Fund Subaccount                                             7/2/01         N/A          N/A         -19.91%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  OTC Fund Subaccount                                              7/2/01         N/A          N/A         -22.10%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  U.S. Government Money Market Fund Subaccount(2)                  7/2/01         N/A          N/A         -7.17%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Seligman Communications and Information Subaccount
    (Class 2 Shares)                                               7/2/01         N/A          N/A         -13.65%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Seligman Global Technology Subaccount (Class 2 Shares)           7/2/01         N/A          N/A         -18.00%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

STRONG OPPORTUNITY FUND II, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Opportunity Fund II Subaccount                                   7/2/01         N/A          N/A         -11.59%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

STRONG VARIABLE INSURANCE FUNDS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Strong Mid Cap Growth Fund II Subaccount                         7/2/01         N/A          N/A         -24.69%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

VAN ECK WORLDWIDE INSURANCE TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Bond Fund Subaccount                                   7/2/01         N/A          N/A          -5.85%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Emerging Markets Fund Subaccount                       7/2/01         N/A          N/A          -9.28%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Hard Assets Fund Subaccount                            7/2/01         N/A          N/A         -14.14%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Real Estate Fund Subaccount                            7/2/01         N/A          N/A          -9.13%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

(1) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(2) An investment in the Money Market Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Fund will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Fund than its total return.

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 2
                                       GUARANTEED MINIMUM DEATH BENEFIT CONTRACT
                  STANDARD AVERAGE ANNUAL TOTAL RETURNS(1) FOR THE SUBACCOUNTS AS OF DECEMBER 31, 2001
                                               SURRENDER CHARGES DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 1.70%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                 SUBACCOUNT                                   TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                                DATE        1 YEAR        5 YEAR         DATE
--------------------------------------------------------------- ------------- ------------ ------------- -------------
ALGER AMERICAN FUND
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American Growth Subaccount                                 7/2/01         N/A          N/A         -15.21%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American Leveraged AllCap Subaccount                       7/2/01         N/A          N/A         -13.97%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American MidCap Growth Subaccount                          7/2/01         N/A          N/A         -10.42%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American Small Capitalization Subaccount                   7/2/01         N/A          N/A         -16.59%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 2
                                       GUARANTEED MINIMUM DEATH BENEFIT CONTRACT
                  STANDARD AVERAGE ANNUAL TOTAL RETURNS(1) FOR THE SUBACCOUNTS AS OF DECEMBER 31, 2001
                                               SURRENDER CHARGES DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 1.70%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                 SUBACCOUNT                                   TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                                DATE        1 YEAR        5 YEAR         DATE
--------------------------------------------------------------- ------------- ------------ ------------- -------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  VP Income & Growth Fund Subaccount                               7/2/01         N/A          N/A         -13.07%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  VP International Fund Subaccount                                 7/2/01         N/A          N/A         -18.48%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  VP Value Fund Subaccount                                         7/2/01         N/A          N/A          -3.97%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

BERGER INSTITUTIONAL PRODUCTS TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT-- Growth Fund Subaccount                              7/2/01         N/A          N/A         -20.26%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT-- International Fund Subaccount                       7/2/01         N/A          N/A         -15.71%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT-- Large Cap Growth Fund Subaccount                    7/2/01         N/A          N/A         -18.83%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT-- Small Company Growth Fund Subaccount                7/2/01         N/A          N/A         -25.85%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

CONSECO SERIES TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Balanced Subaccount                                              7/2/01         N/A          N/A         -12.02%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Conseco 20 Focus Subaccount                                      7/2/01         N/A          N/A         -29.84%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Equity Subaccount                                                7/2/01         N/A          N/A         -11.87%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Fixed Income Subaccount                                          7/2/01         N/A          N/A          -5.49%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Government Securities Subaccount                                 7/2/01         N/A          N/A          -5.05%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  High Yield Subaccount                                            7/2/01         N/A          N/A          -8.38%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Money Market Subaccount(2)                                       7/2/01         N/A          N/A          -6.80%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. SUBACCOUNT
  (INITIAL SHARES)                                                 7/2/01         N/A          N/A         -17.91%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

DREYFUS STOCK INDEX FUND SUBACCOUNT (INITIAL SHARES)               7/2/01         N/A          N/A         -14.21%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Dreyfus VIF-- Disciplined Stock Subaccount                       7/2/01         N/A          N/A         -14.64%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Dreyfus VIF-- International Value Subaccount                     7/2/01         N/A          N/A         -14.73%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

FEDERATED INSURANCE SERIES
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated High Income Bond Fund II Subaccount                    7/2/01         N/A          N/A          -8.09%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated International Equity Fund II Subaccount                7/2/01         N/A          N/A         -22.18%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated International Small Company Fund II Subaccount         7/2/01         N/A          N/A         -23.18%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated Utility Fund II Subaccount                             7/2/01         N/A          N/A         -16.98%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

FIRST AMERICAN INSURANCE PORTFOLIOS
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  First American Large Cap Growth Subaccount                       7/2/01         N/A          N/A         -18.42%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  First American Mid Cap Growth Subaccount                         7/2/01         N/A          N/A         -19.02%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF-- Equity Income Fund Subaccount                      7/2/01         N/A          N/A         -12.36%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF-- Financial Services Fund Subaccount                 7/2/01         N/A          N/A         -14.02%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF-- Health Sciences Fund Subaccount                    7/2/01         N/A          N/A          -8.69%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF-- High Yield Fund Subaccount                         7/2/01         N/A          N/A         -17.21%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF-- Real Estate Opportunity Fund Subaccount            7/2/01         N/A          N/A          -8.80%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF-- Technology Fund Subaccount                         7/2/01         N/A          N/A         -26.34%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF-- Telecommunications Fund Subaccount                 7/2/01         N/A          N/A         -35.36%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 2
                                       GUARANTEED MINIMUM DEATH BENEFIT CONTRACT
                  STANDARD AVERAGE ANNUAL TOTAL RETURNS(1) FOR THE SUBACCOUNTS AS OF DECEMBER 31, 2001
                                               SURRENDER CHARGES DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 1.70%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                 SUBACCOUNT                                   TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                                DATE        1 YEAR        5 YEAR         DATE
--------------------------------------------------------------- ------------- ------------ ------------- -------------
JANUS ASPEN SERIES
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Aggressive Growth Subaccount (Institutional Shares)              7/2/01         N/A          N/A         -23.76%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Growth Subaccount (Service Shares)                               8/13/01        N/A          N/A         -15.59%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Growth Subaccount (Service Shares)                     8/13/01        N/A          N/A         -12.19%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

LAZARD RETIREMENT SERIES, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Lazard Retirement Equity Subaccount                              7/2/01         N/A          N/A         -15.87%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Lazard Retirement Small Cap Subaccount                           7/2/01         N/A          N/A          -1.31%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

LORD ABBETT SERIES FUND, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Growth And Income Subaccount                                     7/2/01         N/A          N/A         -11.17%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Limited Maturity Bond Subaccount                                 7/2/01         N/A          N/A          -4.62%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Midcap Growth Subaccount                                         7/2/01         N/A          N/A         -19.41%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Partners Subaccount                                              7/2/01         N/A          N/A         -10.70%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Pioneer Equity-Income VCT Subaccount                             7/2/01         N/A          N/A         -11.69%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Pioneer Europe VCT Subaccount                                    7/2/01         N/A          N/A         -13.47%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Pioneer Fund VCT Subaccount                                      7/2/01         N/A          N/A         -14.06%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

RYDEX VARIABLE TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Nova Fund Subaccount                                             7/2/01         N/A          N/A         -20.03%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  OTC Fund Subaccount                                              7/2/01         N/A          N/A         -22.22%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  U.S. Government Money Market Fund Subaccount(2)                  7/2/01         N/A          N/A          -7.31%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Seligman Communications and Information Subaccount
    (Class 2 Shares)                                               7/2/01         N/A          N/A         -13.78%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Seligman Global Technology Subaccount (Class 2 Shares)           7/2/01         N/A          N/A         -18.12%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

STRONG OPPORTUNITY FUND II, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Opportunity Fund II Subaccount                                   7/2/01         N/A          N/A         -11.72%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

STRONG VARIABLE INSURANCE FUNDS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Strong Mid Cap Growth Fund II Subaccount                         7/2/01         N/A          N/A         -24.80%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

VAN ECK WORLDWIDE INSURANCE TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Bond Fund Subaccount                                   7/2/01         N/A          N/A          -5.99%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Emerging Markets Fund Subaccount                       7/2/01         N/A          N/A          -9.41%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Hard Assets Fund Subaccount                            7/2/01         N/A          N/A         -14.27%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Real Estate Fund Subaccount                            7/2/01         N/A          N/A          -9.27%
--------------------------------------------------------------- ------------- ------------ ------------- -------------


(1) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(2) An investment in the Money Market Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Fund will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Fund than its total return.

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 3
                    GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT CONTRACT
                     STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR SUBACCOUNTS AS OF DECEMBER 31, 2001
                                               SURRENDER CHARGES DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 2.00%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                 SUBACCOUNT                                   TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                                DATE        1 YEAR        5 YEAR         DATE
--------------------------------------------------------------- ------------- ------------ ------------- -------------
ALGER AMERICAN FUND
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American Growth Subaccount                                 7/2/01         N/A          N/A         -15.34%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American Leveraged AllCap Subaccount                       7/2/01         N/A          N/A         -14.10%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American MidCap Growth Subaccount                          7/2/01         N/A          N/A         -10.55%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American Small Capitalization Subaccount                   7/2/01         N/A          N/A         -16.72%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  VP Income & Growth Fund Subaccount                               7/2/01         N/A          N/A         -13.20%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  VP International Fund Subaccount                                 7/2/01         N/A          N/A         -18.60%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  VP Value Fund Subaccount                                         7/2/01         N/A          N/A          -4.12%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

BERGER INSTITUTIONAL PRODUCTS TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT-- Growth Fund Subaccount                              7/2/01         N/A          N/A         -20.38%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT-- International Fund Subaccount                       7/2/01         N/A          N/A         -15.84%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT-- Large Cap Growth Fund Subaccount                    7/2/01         N/A          N/A         -18.95%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT-- Small Company Growth Fund Subaccount                7/2/01         N/A          N/A         -25.96%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

CONSECO SERIES TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Balanced Subaccount                                              7/2/01         N/A          N/A         -12.15%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Conseco 20 Focus Subaccount                                      7/2/01         N/A          N/A         -29.94%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Equity Subaccount                                                7/2/01         N/A          N/A         -12.00%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Fixed Income Subaccount                                          7/2/01         N/A          N/A          -5.63%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Government Securities Subaccount                                 7/2/01         N/A          N/A          -5.19%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  High Yield Subaccount                                            7/2/01         N/A          N/A          -8.52%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Money Market Subaccount(2)                                       7/2/01         N/A          N/A          -6.94%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. SUBACCOUNT
  (INITIAL SHARES)                                                 7/2/01         N/A          N/A         -18.04%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

DREYFUS STOCK INDEX FUND SUBACCOUNT (INITIAL SHARES)               7/2/01         N/A          N/A         -14.33%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Dreyfus VIF-- Disciplined Stock Subaccount                       7/2/01         N/A          N/A         -14.77%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Dreyfus VIF-- International Value Subaccount                     7/2/01         N/A          N/A         -14.86%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

FEDERATED INSURANCE SERIES
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated High Income Bond Fund II Subaccount                    7/2/01         N/A          N/A          -8.22%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated International Equity Fund II Subaccount                7/2/01         N/A          N/A         -22.29%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated International Small Company Fund II Subaccount         7/2/01         N/A          N/A         -23.29%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated Utility Fund II Subaccount                             7/2/01         N/A          N/A         -17.10%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

FIRST AMERICAN INSURANCE PORTFOLIOS
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  First American Large Cap Growth Subaccount                       7/2/01         N/A          N/A         -18.55%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  First American Mid Cap Growth Subaccount                         7/2/01         N/A          N/A         -19.14%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF-- Equity Income Fund Subaccount                      7/2/01         N/A          N/A         -12.49%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF-- Financial Services Fund Subaccount                 7/2/01         N/A          N/A         -14.15%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 3
                    GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT CONTRACT
                     STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR SUBACCOUNTS AS OF DECEMBER 31, 2001
                                               SURRENDER CHARGES DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 2.00%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                 SUBACCOUNT                                   TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                                DATE        1 YEAR        5 YEAR         DATE
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF-- Health Sciences Fund Subaccount                    7/2/01         N/A          N/A          -8.82%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF-- High Yield Fund Subaccount                         7/2/01         N/A          N/A         -17.33%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF-- Real Estate Opportunity Fund Subaccount            7/2/01         N/A          N/A          -8.94%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF-- Technology Fund Subaccount                         7/2/01         N/A          N/A         -26.45%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF-- Telecommunications Fund Subaccount                 7/2/01         N/A          N/A         -35.46%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

JANUS ASPEN SERIES
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Aggressive Growth Subaccount (Institutional Shares)              7/2/01         N/A          N/A         -23.87%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Growth Subaccount (Service Shares)                               8/13/01        N/A          N/A         -15.69%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Growth Subaccount (Service Shares)                     8/13/01        N/A          N/A         -12.30%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

LAZARD RETIREMENT SERIES, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Lazard Retirement Equity Subaccount                              7/2/01         N/A          N/A         -15.99%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Lazard Retirement Small Cap Subaccount                           7/2/01         N/A          N/A          -1.45%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

LORD ABBETT SERIES FUND, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Growth And Income Subaccount                                     7/2/01         N/A          N/A         -11.30%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Limited Maturity Bond Subaccount                                 7/2/01         N/A          N/A          -4.77%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Midcap Growth Subaccount                                         7/2/01         N/A          N/A         -19.53%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Partners Subaccount                                              7/2/01         N/A          N/A         -10.83%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Pioneer Equity-Income VCT Subaccount                             7/2/01         N/A          N/A         -11.82%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Pioneer Europe VCT Subaccount                                    7/2/01         N/A          N/A         -13.60%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Pioneer Fund VCT Subaccount                                      7/2/01         N/A          N/A         -14.19%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

RYDEX VARIABLE TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Nova Fund Subaccount                                             7/2/01         N/A          N/A         -20.15%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  OTC Fund Subaccount                                              7/2/01         N/A          N/A         -22.34%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  U.S. Government Money Market Fund Subaccount(2)                  7/2/01         N/A          N/A          -7.45%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Seligman Communications and Information Subaccount
    (Class 2 Shares)                                               7/2/01         N/A          N/A         -13.91%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Seligman Global Technology Subaccount (Class 2 Shares)           7/2/01         N/A          N/A         -18.24%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

STRONG OPPORTUNITY FUND II, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Opportunity Fund II Subaccount                                   7/2/01         N/A          N/A         -11.85%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

STRONG VARIABLE INSURANCE FUNDS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Strong Mid Cap Growth Fund II Subaccount                         7/2/01         N/A          N/A         -24.91%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

VAN ECK WORLDWIDE INSURANCE TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Bond Fund Subaccount                                   7/2/01         N/A          N/A          -6.13%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Emerging Markets Fund Subaccount                       7/2/01         N/A          N/A          -9.55%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Hard Assets Fund Subaccount                            7/2/01         N/A          N/A         -14.40%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Real Estate Fund Subaccount                            7/2/01         N/A          N/A          -9.40%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

(1) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(2) An investment in the Money Market Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Fund will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Fund than its total return.

NON-STANDARD TOTAL RETURN

We may from time to time also illustrate non-standardized average annual total returns for the Subaccounts, as appears in the "Non-Standard Average Annual Total Returns" Tables, below. These non-standardized average annual total returns reflect the deduction of the insurance charges, but do not reflect the deduction of surrender charge or the contract maintenance charge. These returns are calculated in exactly the same way as standardized average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any surrender charges or the contract maintenance charge.

Generally, non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required periods, is also illustrated.

YOU SHOULD NOTE THAT THE INVESTMENT RESULTS OF EACH SUBACCOUNT WILL FLUCTUATE OVER TIME, AND ANY PRESENTATION OF THE SUBACCOUNT'S TOTAL RETURN FOR ANY PERIOD SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT AN INVESTMENT MAY EARN OR WHAT YOUR TOTAL RETURN MAY BE IN ANY FUTURE PERIOD.

Non-standard Subaccount average annual total returns for the Subaccount as of December 31, 2001 are shown in the following Tables.

     >> Table 4 shows the performance of a Contract with the standard death benefit, and reflects the deduction of the 1.40% insurance charges.

     >> Table 5 shows the performance of a Contract with the guaranteed minimum death benefit, and reflects the deduction of the 1.70% insurance charges.

     >> Table 6 shows the performance of a Contract with the guaranteed minimum death benefit and guaranteed minimum income benefit, and reflects the deduction of the 2.00% insurance charges.

The Tables do NOT reflect the deduction of surrender charges, the $30 contract maintenance charge or the effect of electing the earnings protection additional death benefit rider. Non-standard Subaccount average annual total returns would be lower if these charges were deducted.

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 4
                                            STANDARD DEATH BENEFIT CONTRACT
                NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1) AS OF DECEMBER 31, 2001
                                             SURRENDER CHARES NOT DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 1.40%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                 SUBACCOUNT                                   TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                                DATE        1 YEAR        5 YEAR         DATE
--------------------------------------------------------------- ------------- ------------ ------------- -------------
ALGER AMERICAN FUND
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American Growth Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American Leveraged AllCap Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American MidCap Growth Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American Small Capitalization Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  VP Income & Growth Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 4
                                            STANDARD DEATH BENEFIT CONTRACT
                 NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1) AS OF DECEMBER 31, 2001
                                             SURRENDER CHARES NOT DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 1.40%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                 SUBACCOUNT                                   TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                                DATE        1 YEAR        5 YEAR         DATE
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  VP International Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  VP Value Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

BERGER INSTITUTIONAL PRODUCTS TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT -- Growth Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT -- International Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT -- Large Cap Growth Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT -- Small Company Growth Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

CONSECO SERIES TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Balanced Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Conseco 20 Focus Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Equity Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Fixed Income Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Government Securities Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  High Yield Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Money Market Subaccount(2)
--------------------------------------------------------------- ------------- ------------ ------------- -------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. SUBACCOUNT
   (INITIAL SHARES)
--------------------------------------------------------------- ------------- ------------ ------------- -------------

DREYFUS STOCK INDEX FUND SUBACCOUNT (INITIAL SHARES)
--------------------------------------------------------------- ------------- ------------ ------------- -------------

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Dreyfus VIF -- Disciplined Stock Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Dreyfus VIF -- International Value Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

FEDERATED INSURANCE SERIES
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated High Income Bond Fund II Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated International Equity Fund II Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated International Small Company Fund II Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated Utility Fund II Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

FIRST AMERICAN INSURANCE PORTFOLIOS
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  First American Large Cap Growth Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  First American Mid Cap Growth Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF -- Equity Income Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF -- Financial Services Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF -- Health Sciences Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF -- High Yield Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF -- Real Estate Opportunity Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF -- Technology Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF -- Telecommunications Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

JANUS ASPEN SERIES
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Aggressive Growth Subaccount (Institutional Shares)
--------------------------------------------------------------- ------------- ------------ ------------- -------------

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 4
                                            STANDARD DEATH BENEFIT CONTRACT
                 NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1) AS OF DECEMBER 31, 2001
                                             SURRENDER CHARES NOT DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 1.40%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                 SUBACCOUNT                                   TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                                DATE        1 YEAR        5 YEAR         DATE
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Growth Subaccount (Service Shares)
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Growth Subaccount (Service Shares)
--------------------------------------------------------------- ------------- ------------ ------------- -------------

LAZARD RETIREMENT SERIES, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Lazard Retirement Equity Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Lazard Retirement Small Cap Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

LORD ABBETT SERIES FUND, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Growth And Income Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Limited Maturity Bond Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Midcap Growth Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Partners Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Pioneer Equity-Income VCT Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Pioneer Europe VCT Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Pioneer Fund VCT Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

RYDEX VARIABLE TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Nova Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  OTC Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  U.S. Government Money Market Fund Subaccount(2)
--------------------------------------------------------------- ------------- ------------ ------------- -------------

SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Seligman Communications and Information Subaccount (Class 2
   Shares)
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Seligman Global Technology Subaccount (Class 2 Shares)
--------------------------------------------------------------- ------------- ------------ ------------- -------------

STRONG OPPORTUNITY FUND II, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Opportunity Fund II Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

STRONG VARIABLE INSURANCE FUNDS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Strong Mid Cap Growth Fund II Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

VAN ECK WORLDWIDE INSURANCE TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Bond Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Emerging Markets Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Hard Assets Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Real Estate Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------


(1) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(2) An investment in the Money Market Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Fund will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Fund than its total return.

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 5
                                            STANDARD DEATH BENEFIT CONTRACT
                 NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1) AS OF DECEMBER 31, 2001
                                             SURRENDER CHARES NOT DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 1.70%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                 SUBACCOUNT                                   TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                                DATE        1 YEAR        5 YEAR         DATE
--------------------------------------------------------------- ------------- ------------ ------------- -------------
ALGER AMERICAN FUND
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American Growth Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American Leveraged AllCap Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American MidCap Growth Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American Small Capitalization Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  VP Income & Growth Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  VP International Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  VP Value Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

BERGER INSTITUTIONAL PRODUCTS TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT -- Growth Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT -- International Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT -- Large Cap Growth Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT -- Small Company Growth Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

CONSECO SERIES TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Balanced Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Conseco 20 Focus Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Equity Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Fixed Income Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Government Securities Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  High Yield Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Money Market Subaccount(2)
--------------------------------------------------------------- ------------- ------------ ------------- -------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. SUBACCOUNT
   (INITIAL SHARES)
--------------------------------------------------------------- ------------- ------------ ------------- -------------

DREYFUS STOCK INDEX FUND SUBACCOUNT (INITIAL SHARES)
--------------------------------------------------------------- ------------- ------------ ------------- -------------

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Dreyfus VIF -- Disciplined Stock Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Dreyfus VIF -- International Value Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

FEDERATED INSURANCE SERIES
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated High Income Bond Fund II Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated International Equity Fund II Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated International Small Company Fund II Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated Utility Fund II Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

FIRST AMERICAN INSURANCE PORTFOLIOS
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  First American Large Cap Growth Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  First American Mid Cap Growth Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF -- Equity Income Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF -- Financial Services Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 5
                                            STANDARD DEATH BENEFIT CONTRACT
                 NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1) AS OF DECEMBER 31, 2001
                                             SURRENDER CHARES NOT DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 1.70%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                 SUBACCOUNT                                   TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                                DATE        1 YEAR        5 YEAR         DATE
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF -- Health Sciences Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF -- High Yield Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF -- Real Estate Opportunity Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF -- Technology Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF -- Telecommunications Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

JANUS ASPEN SERIES
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Aggressive Growth Subaccount (Institutional Shares)
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Growth Subaccount (Service Shares)
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Growth Subaccount (Service Shares)
--------------------------------------------------------------- ------------- ------------ ------------- -------------

LAZARD RETIREMENT SERIES, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Lazard Retirement Equity Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Lazard Retirement Small Cap Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

LORD ABBETT SERIES FUND, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Growth And Income Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Limited Maturity Bond Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Midcap Growth Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Partners Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Pioneer Equity-Income VCT Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Pioneer Europe VCT Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Pioneer Fund VCT Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

RYDEX VARIABLE TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Nova Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  OTC Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  U.S. Government Money Market Fund Subaccount(2)
--------------------------------------------------------------- ------------- ------------ ------------- -------------

SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Seligman Communications and Information Subaccount (Class 2
   Shares)
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Seligman Global Technology Subaccount (Class 2 Shares)
--------------------------------------------------------------- ------------- ------------ ------------- -------------

STRONG OPPORTUNITY FUND II, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Opportunity Fund II Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

STRONG VARIABLE INSURANCE FUNDS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Strong Mid Cap Growth Fund II Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

VAN ECK WORLDWIDE INSURANCE TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Bond Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Emerging Markets Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Hard Assets Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Real Estate Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

(1) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(2) An investment in the Money Market Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Fund will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Fund than its total return.

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 6
                    GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT CONTRACT
                 NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1) AS OF DECEMBER 31, 2001
                                             SURRENDER CHARGES NOT DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 2.00%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                 SUBACCOUNT                                   TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                                DATE        1 YEAR        5 YEAR         DATE
--------------------------------------------------------------- ------------- ------------ ------------- -------------
ALGER AMERICAN FUND
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American Growth Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American Leveraged AllCap Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American MidCap Growth Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American Small Capitalization Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  VP Income & Growth Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  VP International Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  VP Value Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

BERGER INSTITUTIONAL PRODUCTS TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT -- Growth Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT -- International Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT -- Large Cap Growth Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT -- Small Company Growth Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

CONSECO SERIES TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Balanced Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Conseco 20 Focus Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Equity Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Fixed Income Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Government Securities Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  High Yield Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Money Market Subaccount(2)
--------------------------------------------------------------- ------------- ------------ ------------- -------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. SUBACCOUNT
   (INITIAL SHARES)
--------------------------------------------------------------- ------------- ------------ ------------- -------------

DREYFUS STOCK INDEX FUND SUBACCOUNT (INITIAL SHARES)
--------------------------------------------------------------- ------------- ------------ ------------- -------------

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Dreyfus VIF -- Disciplined Stock Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Dreyfus VIF -- International Value Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

FEDERATED INSURANCE SERIES
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated High Income Bond Fund II Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated International Equity Fund II Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated International Small Company Fund II Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated Utility Fund II Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 6
                    GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT CONTRACT
                 NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1) AS OF DECEMBER 31, 2001
                                             SURRENDER CHARGES NOT DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 2.00%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                 SUBACCOUNT                                   TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                                DATE        1 YEAR        5 YEAR         DATE
--------------------------------------------------------------- ------------- ------------ ------------- -------------
FIRST AMERICAN INSURANCE PORTFOLIOS
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  First American Large Cap Growth Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  First American Mid Cap Growth Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF -- Equity Income Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF -- Financial Services Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF -- Health Sciences Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF -- High Yield Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF -- Real Estate Opportunity Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF -- Technology Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF -- Telecommunications Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

JANUS ASPEN SERIES
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Aggressive Growth Subaccount (Institutional Shares)
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Growth Subaccount (Service Shares)
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Growth Subaccount (Service Shares)
--------------------------------------------------------------- ------------- ------------ ------------- -------------

LAZARD RETIREMENT SERIES, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Lazard Retirement Equity Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Lazard Retirement Small Cap Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

LORD ABBETT SERIES FUND, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Growth And Income Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Limited Maturity Bond Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Midcap Growth Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Partners Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Pioneer Equity-Income VCT Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Pioneer Europe VCT Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Pioneer Fund VCT Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

RYDEX VARIABLE TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Nova Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  OTC Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  U.S. Government Money Market Fund Subaccount(2)
--------------------------------------------------------------- ------------- ------------ ------------- -------------

SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Seligman Communications and Information Subaccount (Class 2
   Shares)
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Seligman Global Technology Subaccount (Class 2 Shares)
--------------------------------------------------------------- ------------- ------------ ------------- -------------

STRONG OPPORTUNITY FUND II, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Opportunity Fund II Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

STRONG VARIABLE INSURANCE FUNDS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 6
                    GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT CONTRACT
                 NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1) AS OF DECEMBER 31, 2001
                                             SURRENDER CHARGES NOT DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 2.00%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                 SUBACCOUNT                                   TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                                DATE        1 YEAR        5 YEAR         DATE
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Strong Mid Cap Growth Fund II Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

VAN ECK WORLDWIDE INSURANCE TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Bond Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Emerging Markets Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Hard Assets Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Real Estate Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

(1) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(2) An investment in the Money Market Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Fund will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Fund than its total return.

TIME PERIODS BEFORE THE DATE THE SUBACCOUNTS COMMENCED OPERATIONS

We may also disclose non-standardized total return for time periods before a Subaccount commenced operations. This performance data is based on the actual performance of the funds since their inception, adjusted to reflect the effect of the current level of charges that apply to the Subaccounts under the Contract.


TABLES OF ADJUSTED HISTORIC TOTAL RETURN QUOTATIONS FOR THE FUNDS

The tables below set out the adjusted historic total returns for the funds for various periods as of December 31, 2001. This performance data is based on the actual performance of the funds since their inception, adjusted to reflect the effect of the current level of charges that apply to the Subaccounts under the Contract, except that surrender charges are not deducted.

Non-standard adjusted historic total returns for the funds as of December 31, 2001 are shown in the following Tables.

     >> Table 7 shows the adjusted fund performance for a Contract with the standard death benefit, and reflects the deduction of the 1.40% insurance charges.

     >> Table 8 shows the adjusted fund performance for a Contract with the guaranteed minimum death benefit, and reflects the deduction of the 1.70% insurance charges.

     >> Table 9 shows the adjusted fund performance for a Contract with the guaranteed minimum death benefit and guaranteed minimum income benefit, and reflects the deduction of the 2.00% insurance charges.

The Tables do NOT reflect the deduction of surrender charges, the $30 contract maintenance charge or the effect of electing the earnings protection additional death benefit rider. Non-standard adjusted historic total returns of the funds would be lower if these charges were deducted.

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 7
                                            STANDARD DEATH BENEFIT CONTRACT
                  NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS(1) FOR THE FUNDS AS OF DECEMBER 31, 2001
                                             SURRENDER CHARES NOT DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 1.40%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                 SUBACCOUNT                                   TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                                DATE        1 YEAR        5 YEAR         DATE
--------------------------------------------------------------- ------------- ------------ ------------- -------------
ALGER AMERICAN FUND
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American Growth Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American Leveraged AllCap Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American MidCap Growth Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American Small Capitalization Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  VP Income & Growth Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  VP International Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  VP Value Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

BERGER INSTITUTIONAL PRODUCTS TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT -- Growth Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT -- International Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT -- Large Cap Growth Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT -- Small Company Growth Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

CONSECO SERIES TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Balanced Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Conseco 20 Focus Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Equity Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Fixed Income Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Government Securities Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  High Yield Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Money Market Subaccount(2)
--------------------------------------------------------------- ------------- ------------ ------------- -------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. SUBACCOUNT
   (INITIAL SHARES)
--------------------------------------------------------------- ------------- ------------ ------------- -------------

DREYFUS STOCK INDEX FUND SUBACCOUNT (INITIAL SHARES)
--------------------------------------------------------------- ------------- ------------ ------------- -------------

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Dreyfus VIF -- Disciplined Stock Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Dreyfus VIF -- International Value Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

FEDERATED INSURANCE SERIES
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated High Income Bond Fund II Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated International Equity Fund II Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated International Small Company Fund II Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated Utility Fund II Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

FIRST AMERICAN INSURANCE PORTFOLIOS
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  First American Large Cap Growth Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  First American Mid Cap Growth Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF -- Equity Income Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF -- Financial Services Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 7
                                            STANDARD DEATH BENEFIT CONTRACT
                 NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS(1) FOR THE FUNDS AS OF DECEMBER 31, 2001
                                             SURRENDER CHARES NOT DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 1.40%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                 SUBACCOUNT                                   TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                                DATE        1 YEAR        5 YEAR         DATE
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF -- Health Sciences Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF -- High Yield Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF -- Real Estate Opportunity Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF -- Technology Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF -- Telecommunications Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

JANUS ASPEN SERIES
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Aggressive Growth Subaccount (Institutional Shares)
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Growth Subaccount (Service Shares)
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Growth Subaccount (Service Shares)
--------------------------------------------------------------- ------------- ------------ ------------- -------------

LAZARD RETIREMENT SERIES, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Lazard Retirement Equity Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Lazard Retirement Small Cap Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

LORD ABBETT SERIES FUND, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Growth And Income Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Limited Maturity Bond Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Midcap Growth Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Partners Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Pioneer Equity-Income VCT Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Pioneer Europe VCT Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Pioneer Fund VCT Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

RYDEX VARIABLE TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Nova Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  OTC Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  U.S. Government Money Market Fund Subaccount(2)
--------------------------------------------------------------- ------------- ------------ ------------- -------------

SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Seligman Communications and Information Subaccount (Class 2
   Shares)
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Seligman Global Technology Subaccount (Class 2 Shares)
--------------------------------------------------------------- ------------- ------------ ------------- -------------

STRONG OPPORTUNITY FUND II, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Opportunity Fund II Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

STRONG VARIABLE INSURANCE FUNDS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Strong Mid Cap Growth Fund II Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

VAN ECK WORLDWIDE INSURANCE TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Bond Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Emerging Markets Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Hard Assets Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Real Estate Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

(1) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(2) An investment in the Money Market Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Fund will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Fund than its total return.


----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 8
                                       GUARANTEED MINIMUM DEATH BENEFIT CONTRACT
                  NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS(1) FOR THE FUNDS AS OF DECEMBER 31, 2001
                                             SURRENDER CHARGES NOT DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 1.70%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                 SUBACCOUNT                                   TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                                DATE        1 YEAR        5 YEAR         DATE
--------------------------------------------------------------- ------------- ------------ ------------- -------------
ALGER AMERICAN FUND
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American Growth Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American Leveraged AllCap Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American MidCap Growth Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American Small Capitalization Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  VP Income & Growth Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  VP International Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  VP Value Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

BERGER INSTITUTIONAL PRODUCTS TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT -- Growth Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT -- International Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT -- Large Cap Growth Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT -- Small Company Growth Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

CONSECO SERIES TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Balanced Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Conseco 20 Focus Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Equity Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Fixed Income Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Government Securities Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  High Yield Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Money Market Subaccount(2)
--------------------------------------------------------------- ------------- ------------ ------------- -------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. SUBACCOUNT
   (INITIAL SHARES)
--------------------------------------------------------------- ------------- ------------ ------------- -------------

DREYFUS STOCK INDEX FUND SUBACCOUNT (INITIAL SHARES)
--------------------------------------------------------------- ------------- ------------ ------------- -------------

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Dreyfus VIF -- Disciplined Stock Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Dreyfus VIF -- International Value Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

FEDERATED INSURANCE SERIES
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated High Income Bond Fund II Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated International Equity Fund II Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated International Small Company Fund II Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated Utility Fund II Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 8
                                       GUARANTEED MINIMUM DEATH BENEFIT CONTRACT
                 NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS(1) FOR THE FUNDS AS OF DECEMBER 31, 2001
                                             SURRENDER CHARGES NOT DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 1.70%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                 SUBACCOUNT                                   TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                                DATE        1 YEAR        5 YEAR         DATE
--------------------------------------------------------------- ------------- ------------ ------------- -------------
FIRST AMERICAN INSURANCE PORTFOLIOS
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  First American Large Cap Growth Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  First American Mid Cap Growth Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF -- Equity Income Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF -- Financial Services Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF -- Health Sciences Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF -- High Yield Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF -- Real Estate Opportunity Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF -- Technology Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF -- Telecommunications Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

JANUS ASPEN SERIES
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Aggressive Growth Subaccount (Institutional Shares)
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Growth Subaccount (Service Shares)
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Growth Subaccount (Service Shares)
--------------------------------------------------------------- ------------- ------------ ------------- -------------

LAZARD RETIREMENT SERIES, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Lazard Retirement Equity Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Lazard Retirement Small Cap Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

LORD ABBETT SERIES FUND, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Growth And Income Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Limited Maturity Bond Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Midcap Growth Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Partners Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Pioneer Equity-Income VCT Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Pioneer Europe VCT Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Pioneer Fund VCT Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

RYDEX VARIABLE TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Nova Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  OTC Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  U.S. Government Money Market Fund Subaccount(2)
--------------------------------------------------------------- ------------- ------------ ------------- -------------

SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Seligman Communications and Information Subaccount (Class 2
   Shares)
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Seligman Global Technology Subaccount (Class 2 Shares)
--------------------------------------------------------------- ------------- ------------ ------------- -------------

STRONG OPPORTUNITY FUND II, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Opportunity Fund II Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

STRONG VARIABLE INSURANCE FUNDS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 8
                                       GUARANTEED MINIMUM DEATH BENEFIT CONTRACT
                 NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS(1) FOR THE FUNDS AS OF DECEMBER 31, 2001
                                             SURRENDER CHARGES NOT DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 1.70%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                 SUBACCOUNT                                   TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                                DATE        1 YEAR        5 YEAR         DATE
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Strong Mid Cap Growth Fund II Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

VAN ECK WORLDWIDE INSURANCE TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Bond Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Emerging Markets Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Hard Assets Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Real Estate Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

(1) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(2) An investment in the Money Market Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Fund will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Fund than its total return.


----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 9
                    GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT CONTRACT
                 NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS(1) FOR THE FUNDS AS OF DECEMBER 31, 2001
                                             SURRENDER CHARGES NOT DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 2.00%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                 SUBACCOUNT                                   TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                                DATE        1 YEAR        5 YEAR         DATE
--------------------------------------------------------------- ------------- ------------ ------------- -------------
ALGER AMERICAN FUND
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American Growth Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American Leveraged AllCap Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American MidCap Growth Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American Small Capitalization Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  VP Income & Growth Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  VP International Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  VP Value Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

BERGER INSTITUTIONAL PRODUCTS TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT -- Growth Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT -- International Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT -- Large Cap Growth Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT -- Small Company Growth Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

CONSECO SERIES TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Balanced Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Conseco 20 Focus Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Equity Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Fixed Income Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Government Securities Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  High Yield Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 9
                    GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT CONTRACT
                 NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS(1) FOR THE FUNDS AS OF DECEMBER 31, 2001
                                             SURRENDER CHARGES NOT DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 2.00%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                 SUBACCOUNT                                   TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                                DATE        1 YEAR        5 YEAR         DATE
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Money Market Subaccount(2)
--------------------------------------------------------------- ------------- ------------ ------------- -------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. SUBACCOUNT
   (INITIAL SHARES)
--------------------------------------------------------------- ------------- ------------ ------------- -------------

DREYFUS STOCK INDEX FUND SUBACCOUNT (INITIAL SHARES)
--------------------------------------------------------------- ------------- ------------ ------------- -------------

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Dreyfus VIF -- Disciplined Stock Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Dreyfus VIF -- International Value Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

FEDERATED INSURANCE SERIES
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated High Income Bond Fund II Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated International Equity Fund II Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated International Small Company Fund II Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated Utility Fund II Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

FIRST AMERICAN INSURANCE PORTFOLIOS
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  First American Large Cap Growth Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  First American Mid Cap Growth Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF -- Equity Income Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF -- Financial Services Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF -- Health Sciences Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF -- High Yield Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF -- Real Estate Opportunity Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF -- Technology Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF -- Telecommunications Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

JANUS ASPEN SERIES
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Aggressive Growth Subaccount (Institutional Shares)
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Growth Subaccount (Service Shares)
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Growth Subaccount (Service Shares)
--------------------------------------------------------------- ------------- ------------ ------------- -------------

LAZARD RETIREMENT SERIES, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Lazard Retirement Equity Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Lazard Retirement Small Cap Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

LORD ABBETT SERIES FUND, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Growth And Income Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Limited Maturity Bond Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Midcap Growth Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Partners Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 9
                    GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT CONTRACT
                 NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS(1) FOR THE FUNDS AS OF DECEMBER 31, 2001
                                             SURRENDER CHARGES NOT DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 2.00%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                 SUBACCOUNT                                   TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                                DATE        1 YEAR        5 YEAR         DATE
--------------------------------------------------------------- ------------- ------------ ------------- -------------
PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Pioneer Equity-Income VCT Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Pioneer Europe VCT Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Pioneer Fund VCT Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

RYDEX VARIABLE TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Nova Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  OTC Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  U.S. Government Money Market Fund Subaccount(2)
--------------------------------------------------------------- ------------- ------------ ------------- -------------

SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Seligman Communications and Information Subaccount (Class 2
   Shares)
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Seligman Global Technology Subaccount (Class 2 Shares)
--------------------------------------------------------------- ------------- ------------ ------------- -------------

STRONG OPPORTUNITY FUND II, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Opportunity Fund II Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

STRONG VARIABLE INSURANCE FUNDS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Strong Mid Cap Growth Fund II Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

VAN ECK WORLDWIDE INSURANCE TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Bond Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Emerging Markets Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Hard Assets Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Real Estate Fund Subaccount
--------------------------------------------------------------- ------------- ------------ ------------- -------------

(1) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(2) An investment in the Money Market Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Fund will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Fund than its total return.

C.  OTHER PERFORMANCE DATA

HISTORICAL UNIT VALUES. We may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, we may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES. Performance data for the Subaccounts may be compared in advertisements, sales literature and reports to contract owners with the investment returns of various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indices, and other groups of variable annuity separate accounts or other investment products tracked by Morningstar, Inc., a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria, such as Lipper Variable Insurance Products Performance Analysis Service or the VARDS Report.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger. Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.


OTHER DATA. Reports and promotional literature may also contain other information, including the effect of tax-deferred compounding on an investment options performance returns, or returns in general, which may be illustrated by graphs, Tables or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Reports and promotional literature may also contain the ratings we have received from independent rating agencies. However, we do not guarantee the investment performance of the Subaccounts or the investment funds.


FEDERAL TAX STATUS


NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.


GENERAL


Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For non-qualified Contracts, this cost basis is generally the purchase payments, while for qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.


For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Owners,
annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

DIVERSIFICATION


Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

Regulations issued by the Treasury Department ("the Regulations") amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if:
(1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."


The Company intends that all investment portfolios underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area, owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

Any transfer, assignment or pledge of a Contract may be a taxable event. You should therefore consult competent tax advisers should you wish to transfer, assign or pledge your Contract.

If the Contract is issued pursuant to a retirement plan which receives favorable treatment under the provision of Section 408 of the Code, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

GIFTING A CONTRACT

If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

DEATH BENEFITS

Any death benefits are taxable to the extent the contract value exceeds basis to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.


The death benefits available for use with a Qualified Contract may be considered by the Internal Revenue Service as an "incidental death benefit." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefit selected by you is considered to exceed such limits, the provisions of such benefit could result in currently taxable income to the owners of the qualified contracts. Furthermore, the Code provides that the assets of an IRA may not be invested in life insurance, but may provide in the case of death during the accumulation period for a death benefit payment equal to the greater of purchase payments or contract value. The contract offers a death benefit which may exceed the greater of purchase payments or contract value. If the death benefit is determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in many cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.


When all or part of an annuity contract or a death benefit under the contract is transferred or paid to an individual two or more generations younger than the owner, a generation-skipping transfer tax may be owed. Under certain circumstances, Federal tax law may require the Company to withhold the tax from the contract and pay it directly to the Internal Revenue Service.


TAX TREATMENT OF WITHDRAWALS -- NON-QUALIFIED CONTRACTS


Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from earnings. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received:
(a) after you reach age 59 1/2; (b) after your death; (c) if you become totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.)


WITHDRAWALS -- INVESTMENT ADVISER FEES

The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA or Tax-Sheltered Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the Contract owner) for payment of the adviser's fee and the fee must actually be paid from the annuity Contract to the adviser. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract.

QUALIFIED PLANS

The Contracts are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.


Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.)


On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.


A.   TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals -- Qualified Contracts" and "Tax-Sheltered Annuities -- Withdrawal Limitations" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.


If your Contract is a tax-sheltered annuity, during the accumulation phase you may be able to take a loan out of the fixed account using the contract as collateral. No loans are permitted out of the investment options and no loans are permitted during the income phase. When you request a loan, we will transfer any amounts necessary to implement the loan request from the investment options to the fixed account. Repayment of the loan will be made into the fixed account. We will then allocate that money on the same manner that your purchase payments are being allocated. Your loan documents will explain the terms, conditions, and limitations regarding loans from your Contract.


B.   INDIVIDUAL RETIREMENT ANNUITIES


The Contracts offered by the prospectus are designed to be suitable for use as an Individual Retirement Annuity (IRA). Generally, individuals who purchase IRAs are not taxed on increases to the value of the contributions until distribution occurs. Following is a general description of IRAs with which the Contract may be used. The description is not exhaustive and is for general informational purposes only.


Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an IRA. Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other

Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

ROTH IRAS


Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.


Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held a Roth IRA for at least five taxable years and, in addition, that the distribution is made: (i) after the individual reaches age 59 1/2, (ii) on the individual's death or disability, or (iii) as a qualified first-time home purchase (subject to a $10,000 lifetime maximum) for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions and conversions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, ("conversion deposits") unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998. In addition, distribution of amounts attributable to conversion deposits held for less than 5 taxable years will also be subject to the penalty tax.


Purchasers of Contracts intended to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.


C.   PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Special considerations apply to plans covering self-employed individuals, including limitations on contributions and benefits for key employees or 5 percent owners. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

D.   GOVERNMENT AND TAX-EXEMPT ORGANIZATION'S DEFERRED COMPENSATION PLAN UNDER
     SECTION 457

Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $8,500 or 33 1/3 percent of the participant's includible compensation. However, in limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of a Plan established by a governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Plan of a tax exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participating employee:


         attains age 70 1/2,
         separates from service,
         dies, or
         suffers an unforeseeable financial emergency as defined in the Code.


Under present federal tax law, amounts accumulated in a Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under section 457.

TAX TREATMENT OF WITHDRAWALS -- QUALIFIED CONTRACTS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) made on or after the date on which the Owner or Annuitant (as applicable) reaches age 591/2 (b) following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) made to an alternate payee pursuant to a qualified domestic relations order; (g) made on account of an IRS levy upon the qualified contract; (h) from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions up to $10,000 from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. However, the owner may make a non-taxable transfer to an ex-spouse under a property settlement or divorce decree. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service. With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-SHELTERED ANNUITIES -- WITHDRAWAL LIMITATIONS


The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); (5) in the case of hardship; or (6) made pursuant to a qualified domestic relations order, if otherwise permissible. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.


MANDATORY DISTRIBUTIONS -- QUALIFIED PLANS


Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. There are no mandatory distribution requirements for Roth IRAs prior to death. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.


The Internal Revenue Service has issued new proposed regulations regarding required minimum distributions from qualified plans. These new rules are to be effective January 1, 2002. However, these new rules may be used in determining required minimum distributions for 2001 by owners of IRAs and in some vases by owners of Tax-Sheltered Annuity contracts and pension and profit sharing contracts. You should consult with our qualified plan sponsor and tax adviser to determine if these new rules are available for your benefit.

ANNUITY PROVISIONS

The Company makes available payment plans on a fixed and variable basis.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.


The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.


INDEPENDENT ACCOUNTANTS

The financial statements of Conseco Variable Annuity Account I and Conseco Variable, to be included in a subsequent post-effective amendment, will be audited by PricewaterhouseCoopers LLP, 2900 One American Square, Indianapolis, Indiana 46282-0002.

LEGAL OPINIONS

Sutherland Asbill & Brennan LLP of Washington, DC has provided advice on certain matters relating to the federal securities laws in connection with the contracts described in the prospectus (the "Contracts").

DISTRIBUTION

Conseco Equity Sales, Inc. ("CES"), 11815 North Pennsylvania Street, Carmel, Indiana 46032, is the principal underwriter of the Contracts and is an affiliate of the ours. The offering of the Contracts is continuous, although we reserve the right to suspend the offer and sale of the Contracts whenever, in its opinion, market or other conditions make a suspension appropriate. CES is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Contracts are sold by authorized broker-dealers, and their registered representatives, including registered representatives of CES. The broker-dealers and their registered representatives are also our licensed insurance agents. We, along with CES, pay commissions to authorized broker-dealers not exceeding 8.5% of purchase payments.

Conseco Equity Sales received $[ ] in 2001, $[ ] in 2000, and $[ ] in 1999 as commissions for serving as principal underwriter of the Contracts. Conseco Equity Sales did not retain any commissions in 2001, 2000, or 1999.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the contingent deferred sales charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the contingent deferred sales charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the contingent deferred sales charge.

The contingent deferred sales charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the contingent deferred sales charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.


FINANCIAL STATEMENTS


All required financial statements of Conseco Variable and the Conseco Variable Annuity Account I will be included in a subsequent amendment.

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements Required financial statements of the Separate Account and Conseco Variable Insurance Company (the "Company") will be included in the next subsequent post-effective amendment.

(b)                     Exhibits

        (1) Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.(6)

        (2)             Not Applicable.

        (3)     (a)     Form of Principal Underwriter's Agreement.(8)
                (b)     Form of Selling Agreement.(8)

        (4)     (a)(i)  Individual Flexible Premium Deferred Annuity Contract
                        Fixed and Variable Accounts.(8)
                (a)(ii) Individual Flexible Premium Deferred Variable Annuity
                        Contract.(8)
                (b)     Guaranteed Minimum Death Benefit Rider.(8)
                (c)     Guaranteed Minimum Income Benefit Rider.(8)
                (d) Waiver of Contingent Deferred Sales Charges for Unemployment Rider.(8)
                (e) Waiver of Contingent Deferred Sales Charges for Nursing Care Confinement Rider.(8)
                (f) Waiver of Contingent Deferred Sales Charges for Terminal Illness Rider.(8)
                (g)     Earnings Protection Additional Death Benefit Rider.(8)
                (h)     Internal Appeals Endorsement.(8)
                (i)     Individual Retirement Annuity Endorsement.(8)
                (j)     Roth Individual Retirement Annuity Endorsement.(8)
                (k)     Section 403(b) Annuity Endorsement.(8)

        (5)             Application Form.(8)

        (6)     (a)     Articles of Incorporation of the Company.(1)
                (b)     Articles of Amendment to the Articles of Incorporation
                        of the Company.(4)
                (c)     Amended and Restated By-Laws of the Company.(4)

        (7)             Not Applicable.

        (8)     (a)     Form of Fund Participation Agreement by and among The
                        Alger American Fund, Great American Reserve Insurance
                        Company and Fred Alger and Company, Incorporated.(2)
                (b)     Form of Fund Participation Agreement by and among Great
                        American Reserve Insurance Company, Berger Institutional
                        Products Trust and BBOI Worldwide LLC.(2)
                (c)     Form of Fund Participation by and between Great American
                        Reserve Insurance Company, Insurance Management Series and Federated Securities Corp.(2)
                (d)     Form of Fund Participation between Great American
                        Reserve Insurance Company, Van Eck Worldwide Insurance
                        Trust and Van Eck Associates Corporation.(2)
                (e)     Form of Fund Participation Agreement by and between Lord
                        Abbett Series Fund, Inc., Lord, Abbett and Co. and Great
                        American Reserve Insurance Company.(2)
                (f)     Form of Fund Participation Agreement by and between
                        American Century Investment Services, Inc. and Great
                        American Reserve Insurance Company.(2)
                (g)     Form of Fund Participation Agreement between INVESCO
                        Variable Investment Funds, Inc., INVESCO Funds Group,
                        Inc. and the Company.(3)
                (h)     Form of Fund Participation Agreement between Rydex
                        Variable Trust and the Company.(4)

                (i)     Form of Fund Participation Agreement between Pioneer
                        Variable Contracts Trust and the Company.(5)
                (j)     Form of Fund Participation Agreement between Seligman
                        Portfolios, Inc. and the Company.(7)
                (k) Form of Fund Participation Agreement between First American Insurance Portfolios, Inc. and the Company.(7)

        (9)             Opinion of Counsel.(9)

        (10)    (a)     Consent of Independent Counsel.(9)
                (b)     Consent of Independent Accountants.(9)

        (11)            Not Applicable.

        (12)            Not Applicable.

        (13)            Schedule of Computation of performance quotations.(9)


(1) Incorporated herein by reference to initial Registration Statement on Form N-4, Conseco Variable Annuity Account F, filed electronically on November 14, 1997 (File Nos. 333-40309 and 811-08483).

(2) Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4, Conseco Variable Annuity Account F, filed electronically on February 3, 1998 (File Nos. 333-40309 and 811-08483).

(3) Incorporated herein by reference to initial Registration Statement on Form N-4, Conseco Variable Annuity Account G, filed electronically on January 23, 1996 (File Nos. 333-00373 and 811-07501).

(4) Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4, Conseco Variable Annuity Account H, filed electronically on April 28, 2000 (File Nos. 333-90737 and 811-09693).

(5) Incorporated herein by reference to Post-Effective Amendment No. 7 to Form N-4, Conseco Variable Annuity Account F, filed electronically on December 29, 2000 (File Nos. 333-40309 and 811-08483).

(6) Incorporated herein by reference to Registrant's initial Registration Statement on Form N-4, Conseco Variable Annuity Account I, filed electronically on January 17, 2001 (File Nos. 333-53836 and 811-10213).

(7) Incorporated herein by reference to Post-Effective Amendment No. 21 to Form N-4, Conseco Variable Annuity Account C, filed electronically on May 1, 2001 (File Nos. 033-02460 and 811-04819).

(8) Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1, filed electronically on May 15, 2001 (File Nos. 333-53836; 811-10213).

(9) To be filed by subsequent amendment.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

        The following table sets forth certain information regarding the executive officers and directors of the Company who are engaged directly or indirectly in activities relating to the Variable Account or the Contracts. Their principal business address is 11815 North Pennsylvania Street, Carmel, IN 46032.

------------------------------- ------------------------------------------------
                                             Positions and Offices
             Name                              with the Company
------------------------------- ------------------------------------------------
Elizabeth C. Georgakopoulos     President
------------------------------- ------------------------------------------------
                                Executive Vice President, General Counsel and
David K. Herzog                 Secretary
------------------------------- ------------------------------------------------
                                Executive Vice President, Information
Richard M. Maybin               Technology
------------------------------- ------------------------------------------------
                                Senior Vice President, Chief Accounting
James S. Adams                  Officer and Treasurer
------------------------------- ------------------------------------------------
                                Senior Vice President, Legal and Assistant
Robert E. Burkett, Jr.          Secretary
------------------------------- ------------------------------------------------
Jon F. Davis                    Senior Vice President, Actuarial
------------------------------- ------------------------------------------------
William T. Devanney, Jr.        Senior Vice President, Corporate Taxes
------------------------------- ------------------------------------------------
                                Senior Vice President, Legal and Assistant
Richard R. Dykhouse             Secretary
------------------------------- ------------------------------------------------
Kimberly K. Geurkink            Senior Vice President, Insurance Operations
------------------------------- ------------------------------------------------
James S. Hawke                  Senior Vice President, Actuarial
------------------------------- ------------------------------------------------
                                Senior Vice President, Marketing and Product
Maura M. Kautsky                Management
------------------------------- ------------------------------------------------
                                Senior Vice President, Legal and Assistant
Karl W. Kindig                  Secretary
------------------------------- ------------------------------------------------
Joseph L. Maverick              Senior Vice President, Investment Officer
------------------------------- ------------------------------------------------
K. Lowell Short, Jr.            Senior Vice President, Finance
------------------------------- ------------------------------------------------
Dennis A. Taylor                Senior Vice President, Finance
------------------------------- ------------------------------------------------
Gail Y. Van Dalen               Senior Vice President, Sales
------------------------------- ------------------------------------------------
Kimberly A. Zerrenner           Senior Vice President, Human Resources
------------------------------- ------------------------------------------------


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

         The following information concerns those companies that may be deemed to be controlled by or under common control with Conseco Variable Insurance Company. Conseco, Inc. owns 100% of each of the companies listed below, unless indicated otherwise:

CONSECO, INC. (Indiana) - (publicly traded)
CIHC, Incorporated (Delaware)
Bankers National Life Insurance Company (Texas)
Bankers Life Insurance Company of Illinois (Illinois)
Bankers Life & Casualty Company (Illinois)
Conseco Life Insurance Company of Texas (Texas)
Conseco Variable Insurance Company (Texas)
Conseco Annuity Assurance Company (Illinois)
Vulcan Life Insurance Company (Indiana)
Conseco Direct Life Insurance Company (Pennsylvania)
Wabash Life Insurance Company (Indiana)
Conseco Life Insurance Company (Indiana)
Washington National Insurance Company (Illinois)
Conseco Senior Health Insurance Company (Pennsylvania)
Pioneer Life Insurance Company (Illinois)
Conseco Life Insurance Company of New York (New York)
Conseco Medical Insurance Company (Illinois)
Continental Life Insurance Company (Texas)
United Presidential Life Insurance Company (Indiana)
Conseco Health Insurance Company (Arizona)
Frontier National Life Insurance Company (Ohio)
Conseco Capital Management, Inc. (Delaware)
Conseco Equity Sales, Inc. (Texas)
Conseco Securities, Inc. (Delaware)
Conseco Services, LLC (Indiana)
Marketing Distribution Systems Consulting Group, Inc. (Delaware)
Conseco Finance Corp. (Delaware)
Conseco Finance Servicing Corp. (Delaware)
Conseco Series Trust (Massachusetts)*
Conseco Fund Group (Massachusetts) (publicly held)**

* The shares of Conseco Series Trust currently are sold to Bankers National Variable Account B, Conseco Variable Annuity Account C, Conseco Variable Annuity Account E, Conseco Variable Annuity Account F, Conseco Variable Account G, Conseco Variable Annuity Account H, each being segregated asset accounts established pursuant to Texas law by Bankers National Life Insurance Company and Conseco Variable Insurance Company, respectively. Shares of Conseco Series Trust are also sold to BMA Variable Life Account A of Business Men's Assurance Company of America.

** The shares of the Conseco Fund Group are sold to the public.

ITEM 27. NUMBER OF CONTRACT OWNERS

         As of December 31, 2001, there were 40 owners of non-qualified contracts and 51 owners of qualified contracts.

ITEM 28. INDEMNIFICATION

         The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Conseco Equity Sales, Inc. is the principal underwriter for the following investment companies (other than the Registrant):

         Conseco Variable Annuity Account C    Conseco Fund Group
         Conseco Variable Annuity Account E    Conseco Advisor Variable
         Conseco Variable Annuity Account F      Annuity Account
         Conseco Variable Annuity Account G    BMA Variable Life Account A
         Conseco Variable Annuity Account H    Conseco Variable Account L

(b) Conseco Equity Sales, Inc. ("CES") is the principal underwriter for the Contracts. The following persons are the officers and directors of CES. The principal business address for each officer and director of CES is 11815 North Pennsylvania Street, Carmel, Indiana 46032.

--------------------------------- ----------------------------------------------
                                              Positions and Offices
            Name                                with Underwriter
--------------------------------- ----------------------------------------------
Donald B. Johnston                President
--------------------------------- ----------------------------------------------
                                  Senior Vice President, Chief Accounting
James S. Adams                    Officerand Treasurer
--------------------------------- ----------------------------------------------
William T. Devanney, Jr.          Senior Vice President, Corporate Taxes
--------------------------------- ----------------------------------------------
James C. Crampton                 Vice President, Corporate Taxes
--------------------------------- ----------------------------------------------
William P. Kovacs                 Vice President, General Counsel, Secretary
                                  and Chief Compliance Officer
--------------------------------- ----------------------------------------------
Margaret A. Cullem-Fiore          Vice President, Associate General Counsel
--------------------------------- ----------------------------------------------

(c)      Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

         Conseco Variable Insurance Company, whose address is 11815 N. Pennsylvania Street, Carmel, IN 46032, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

         Not Applicable.

ITEM 32. UNDERTAKINGS

         (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

         (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

         (d) Conseco Variable Insurance Company (the "Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

         (e) The Securities and Exchange Commission (the "SEC") issued the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

                  (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

                  (2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

                  (3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

                  (4)      Obtain from each plan participant who purchases a
Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

         The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1)(4) above have been complied with.

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this registration statement to be signed on its behalf, and on behalf of Conseco Variable Annuity Account I, in the city of Carmel, of the State of Indiana, on the 28th day of February, 2002.


                                         CONSECO VARIABLE ANNUITY ACCOUNT I
                                         Registrant

                                         By:  Conseco Variable Insurance Company

                                         By:  /s/ Elizabeth C. Georgakopoulos
                                              -------------------------------
                                         Elizabeth C. Georgakopoulos


                                         CONSECO VARIABLE INSURANCE COMPANY
                                         Depositor


                                         By:  /s/ Elizabeth C. Georgakopoulos
                                              -------------------------------
                                         Elizabeth C. Georgakopoulos

         As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                   Title                   Date
---------                                   -----                   ----

/s/ Ronald F. Ruhl                 Director                    February 28, 2002
--------------------------------
    Ronald F. Ruhl

/s/ Elizabeth C. Georgakopoulos    Director and President      February 28, 2002
--------------------------------   (principal executive
    Elizabeth C. Georgakopoulos    officer)

/s/ James S. Adams                 Senior Vice President,      February 28, 2002
--------------------------------   Chief Accounting Officer
    James S. Adams                 and Treasurer and Director
                                   (principal financial
                                   officer and principal
                                   accounting officer)

/s/ David K. Herzog                Director,                   February 28, 2002
--------------------------------   Executive Vice President,
    David K. Herzog                General Counsel and
                                   Secretary

/s/ William J. Shea                Director                    February 28, 2002
--------------------------------
    William J. Shea